UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-07883 ICON Funds
5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2010
Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.
ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (102.0%)
12,300	Aaron’s, Inc.(a)	$209,961
15,600	Aeropostale, Inc.† (a)	446,784
15,200	Arbitron, Inc.(a)	389,576
4,400	AutoZone, Inc.† (a)	850,168
11,700	Bed Bath & Beyond, Inc.†	433,836
11,600	Best Buy Co., Inc.(a)	392,776
9,500	Cablevision Systems Corp.	228,095
9,300	CEC Entertainment, Inc.† (a)	327,918
8,900	Comcast Corp., Class A(a)	154,593
8,900	Darden Restaurants, Inc.	345,765
12,500	DIRECTV, Class A† (a)	424,000
20,700	Dollar Tree, Inc.† (a)	861,741
20,800	Family Dollar Stores, Inc.	783,952
5,600	Fortune Brands, Inc.	219,408
14,400	GameStop Corp., Class A† (a)	270,576
6,800	Genuine Parts Co.(a)	268,260
37,800	Home Depot, Inc.(a)	1,061,046
11,700	JOS A. Bank Clothiers, Inc.† (a)	631,683
29,100	Lowe’s Cos., Inc.	594,222
2,500	McDonald’s Corp.	164,675
4,800	Monro Muffler Brake, Inc.(a)	189,744
18,500	Newell Rubbermaid, Inc.(a)	270,840
7,420	Nike, Inc., Class B(a)	501,221
8,900	Nu Skin Enterprises, Inc., Class A(a)	221,877
10,500	O’Reilly Automotive, Inc.† (a)	499,380
13,000	Omnicom Group, Inc.	445,900
11,000	Ross Stores, Inc.(a)	586,190
10,500	Snap-on, Inc.(a)	429,555
5,100	Stanley Black & Decker, Inc.(a)	257,652
21,800	Target Corp.(a)	1,071,906
14,600	Texas Roadhouse, Inc.† (a)	184,252
5,600	The Walt Disney Co.(a)	176,400
4,400	Time Warner Cable, Inc.(a)	229,152
5,300	Time Warner, Inc.	153,223

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

23,500	TJX Cos., Inc.	$985,825
5,000	Tractor Supply Co.(a)	304,850
6,600	Urban Outfitters, Inc.† (a)	226,974
4,600	V.F. Corp.	327,428
3,200	Viacom, Inc., Class B	100,384
4,700	Whirlpool Corp.(a)	412,754
15,000	Wolverine World Wide, Inc.(a)	378,300
7,800	Yum! Brands, Inc.	304,512

Total Common Stocks (Cost $18,320,860)		17,317,354

Collateral for Securities on Loan (27.2%)
4,618,199	State Street Navigator Prime Portfolio	4,618,199

Total Collateral for Securities on Loan (Cost $4,618,199)		4,618,199
Total Investments 129.2% (Cost $22,939,059)		21,935,553
LIabilities Less Other Assets (29.2)%		(4,953,380)
Net Assets 100.0%		$16,982,173
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2010.

2	SCHEDULE OF INVESTMENTS

ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Apparel Retail	16.9%
General Merchandise Stores	16.0%
Home Improvement Retail	9.8%
Automotive Retail	9.1%
Restaurants	7.8%
Cable & Satellite	6.1%
Footwear	5.2%
Advertising	4.9%
Household Appliances	4.0%
Computer & Electronics Retail	3.9%
Homefurnishing Retail	3.8%
Housewares & Specialties	2.9%
Movies & Entertainment	2.5%
Industrial Machinery	2.5%
Apparel, Accessories & Luxury Goods	1.9%
Specialty Stores	1.8%
Distributors	1.6%
Personal Products	1.3%
102.0%

1	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Consumer Discretionary	98.2%
Industrials	2.5%
Leisure and Consumer Staples	1.3%
102.0%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.6%)
290,600	Alliance Resource Partners, L.P.	$13,068,282
77,000	Alpha Natural Resources, Inc.†	2,607,990
158,500	Apache Corp.(a)	13,344,115
75,000	Atwood Oceanics, Inc.†	1,914,000
188,100	Baker Hughes, Inc.(a)	7,819,317
271,000	Canadian Natural Resources Ltd.	9,005,330
1,012,200	Chevron Corp.	68,687,892
40,100	CNOOC Ltd., ADR(a)	6,823,817
996,900	ConocoPhillips	48,937,821
37,300	Consol Energy, Inc.	1,259,248
58,000	Core Laboratories(a)	8,561,380
141,200	Dover Corp.	5,900,748
144,900	Dresser-Rand Group, Inc.†	4,571,595
57,700	Eaton Corp.	3,775,888
140,300	EOG Resources, Inc.	13,801,311
428,100	Exxon Mobil Corp.	24,431,667
450,700	Frontier Oil Corp.† (a)	6,061,915
219,000	Frontline Ltd.	6,250,260
515,800	General Electric Co.	7,437,836
71,900	Gulfmark Offshore, Inc., Class A†	1,883,780
366,500	Halliburton Co.	8,997,575
220,700	Helix Energy Solutions Group, Inc.† (a)	2,376,939
129,200	Hess Corp.	6,503,928
347,300	Holly Corp.(a)	9,231,234
375,500	KBR, Inc.	7,637,670
240,600	Marathon Oil Corp.	7,480,254
122,300	Massey Energy Co.	3,344,905
161,300	Matrix Service Co.† (a)	1,501,703
152,200	Murphy Oil Corp.	7,541,510
72,900	National Oilwell Varco, Inc.	2,410,803
70,300	Noble Energy, Inc.	4,241,199
87,200	Norfolk Southern Corp.	4,625,960
469,700	Occidental Petroleum Corp.	36,237,355
69,900	Oil States International, Inc.†	2,766,642

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

120,500	Peabody Energy Corp.	$4,715,165
36,200	PetroChina Co. Ltd., ADR	3,972,226
531,200	Schlumberger Ltd.(a)	29,396,608
476,300	Ship Finance International Ltd.(a)	8,516,244
82,000	Siemens AG, ADR	7,341,460
255,700	Southern Union Co.	5,589,602
239,200	Spectra Energy Corp.	4,800,744
188,700	Sunoco, Inc.(a)	6,561,099
164,400	Superior Energy Services, Inc.†	3,069,348
543,600	Tesoro Corp.† (a)	6,343,812
484,500	Tetra Technologies, Inc.† (a)	4,399,260
104,500	Tidewater, Inc.(a)	4,046,240
108,000	TransCanada Corp.	3,610,440
827,600	Valero Energy Corp.	14,880,248
710,200	Western Refining, Inc.† (a)	3,572,306
387,900	World Fuel Services Corp.(a)	10,062,126

Total Common Stocks (Cost $519,791,918)		481,918,797

Collateral for Securities on Loan (10.4%)
50,490,105	State Street Navigator Prime Portfolio	50,490,105

Total Collateral for Securities on Loan (Cost $50,490,105)		50,490,105

Short-Term Investment (0.4%)
$1,671,492	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	1,671,492

Total Short-Term Investments (Cost $1,671,492)		1,671,492
Total Investments 110.4% (Cost $571,953,515)		534,080,394
LIabilities Less Other Assets (10.4)%		(50,109,239)
Net Assets 100.0%		$483,971,155
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2010.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Integrated Oil & Gas	42.1%
Oil & Gas Equipment & Services	16.9%
Oil & Gas Refining & Marketing	11.7%
Oil & Gas Exploration & Production	9.8%
Oil & Gas Storage & Transportation	5.9%
Coal & Consumable Fuels	5.2%
Industrial Conglomerates	3.0%
Industrial Machinery	2.0%
Construction & Engineering	1.6%
Railroads	1.0%
Oil & Gas Drilling	0.4%
99.6%

1	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Energy	92.0%
Industrials	7.6%
99.6%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.5%)
72,900	Advance America Cash Advance Centers, Inc.	$301,077
45,200	Aflac, Inc.	1,928,684
31,700	American Express Co.	1,258,490
34,600	Ameriprise Financial, Inc.	1,250,098
145,256	Apollo Investment Corp.	1,355,239
19,600	Assurant, Inc.	680,120
15,600	Banco de Chile, ADR	931,320
206,900	Bank of America Corp.	2,973,153
22,600	Bank of Montreal	1,226,728
42,000	Bank of New York Mellon Corp.	1,036,980
42,100	BB&T Corp.	1,107,651
35,900	Capital One Financial Corp.	1,446,770
28,100	Cash America International, Inc.	962,987
595,800	Citigroup, Inc.†	2,240,208
1,600	CME Group, Inc.	450,480
11,300	Credicorp, Ltd.	1,027,057
12,000	Credit Suisse Group AG, ADR	449,160
47,500	Delphi Financial Group, Inc., Class A	1,159,475
10,700	Deutsche Bank AG	600,912
73,600	Dime Community Bancshares	907,488
28,900	Dollar Financial Corp.†	571,931
70,100	Ezcorp, Inc., Class A†	1,300,355
25,700	First Cash Financial Services, Inc.†	560,260
46,100	Genworth Financial, Inc., Class A†	602,527
147,400	GFI Group, Inc.	822,492
15,500	Goldman Sachs Group, Inc.	2,034,685
51,000	Hartford Financial Services Group	1,128,630
50,300	Horace Mann Educators Corp.	769,590
4,400	IntercontinentalExchange, Inc.†	497,332
41,600	JPMorgan Chase & Co.	1,522,976
28,000	Lincoln National Corp.	680,120
16,300	M&T Bank Corp.	1,384,685
37,000	MetLife, Inc.	1,397,120
29,300	NASDAQ OMX Group, Inc.†	520,954

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

48,700	National Financial Partners Corp.†	$475,799
37,300	New York Community Bancorp, Inc.	569,571
41,600	NYSE Euronext	1,149,408
23,500	PNC Financial Services Group, Inc.	1,327,750
10,300	Portfolio Recovery Associates, Inc.†	687,834
35,000	Progressive Corp.	655,200
49,500	Protective Life Corp.	1,058,805
50,200	Prudential Financial, Inc.	2,693,732
11,900	Reinsurance Group of America, Inc.	543,949
39,000	SEI Investments Co.	794,040
29,200	StanCorp Financial Group, Inc.	1,183,768
16,400	Sun Life Financial, Inc.	431,484
41,300	The Allstate Corp.	1,186,549
36,300	TradeStation Group, Inc.†	245,025
13,100	Travelers Cos., Inc.	645,175
101,900	U.S. Bancorp	2,277,465
50,400	UBS AG†	666,288
206,500	Wells Fargo & Co.	5,286,400
20,600	Willis Group Holdings PLC	619,030

Total Common Stocks (Cost $59,711,953)		59,585,006

Short-Term Investment (0.2%)
$127,589	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	127,589

Total Short-Term Investments (Cost $127,589)		127,589
Total Investments 99.7% (Cost $59,839,542)		59,712,595
Other Assets Less Liabilities 0.3%		158,096
Net Assets 100.0%		$59,870,691
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Diversified Banks	17.9%
Life & Health Insurance	17.6%
Other Diversified Financial Services	11.2%
Consumer Finance	10.7%
Asset Management & Custody Banks	7.4%
Regional Banks	6.4%
Specialized Finance	5.5%
Multi-line Insurance	5.3%
Investment Banking & Brokerage	5.2%
Property & Casualty Insurance	4.2%
Diversified Capital Markets	2.9%
Thrifts & Mortgage Finance	2.5%
Insurance Brokers	1.8%
Reinsurance	0.9%
99.5%

1	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Financial	99.5%
99.5%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.2%)
62,300	Abbott Laboratories(a)	$2,914,394
40,400	Aetna, Inc.	1,065,752
14,200	Amedisys, Inc.† (a)	624,374
164,400	Amerisource-Bergen Corp.	5,219,700
20,700	Becton, Dickinson & Co.(a)	1,399,734
77,900	Bristol-Myers Squibb Co.(a)	1,942,826
103,700	Cardinal Health, Inc.(a)	3,485,357
36,800	Catalyst Health Solutions, Inc.† (a)	1,269,600
54,900	CIGNA Corp.(a)	1,705,194
68,100	Eli Lilly & Co.(a)	2,281,350
71,400	Express Scripts, Inc.† (a)	3,357,228
12,900	Humana, Inc.† (a)	589,143
75,300	Johnson & Johnson, Inc.	4,447,218
36,200	Laboratory Corp. of America Holdings† (a)	2,727,670
50,000	LHC Group, Inc.† (a)	1,387,500
60,300	Lincare Holdings, Inc.† (a)	1,960,353
59,600	McKesson Corp.	4,002,736
20,700	Medco Health Solutions, Inc.† (a)	1,140,156
108,100	Medicis Pharmaceutical Corp., Class A(a)	2,365,228
22,200	Mednax, Inc.† (a)	1,234,542
47,900	Medtronic, Inc.	1,737,333
152,700	Merck & Co., Inc.(a)	5,339,919
108,800	Mylan, Inc.† (a)	1,853,952
55,900	Omnicare, Inc.(a)	1,324,830
147,300	Par Pharmaceutical Cos., Inc.† (a)	3,823,908
88,800	Patterson Cos., Inc.(a)	2,533,464
35,000	Perrigo Co.(a)	2,067,450
355,300	Pfizer, Inc.	5,066,578
76,000	Protective Life Corp.(a)	1,625,640
23,900	Quest Diagnostics, Inc.	1,189,503
29,300	Stryker Corp.(a)	1,466,758
43,200	Thermo Fisher Scientific, Inc.† (a)	2,118,960
39,600	UnitedHealth Group, Inc.	1,124,640
32,500	Varian Medical Systems, Inc.† (a)	1,699,100

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

16,400	Waters Corp.† (a)	$1,061,080
102,800	Watson Pharmaceuticals, Inc.† (a)	4,170,596
22,400	WellPoint, Inc.†	1,096,032

Total Common Stocks (Cost $75,439,416)		84,419,798

Collateral for Securities on Loan (29.0%)
24,895,518	State Street Navigator Prime Portfolio	24,895,518

Total Collateral for Securities on Loan (Cost $24,895,518)		24,895,518

Short-Term Investment (1.9%)
$1,628,276	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	1,628,276

Total Short-Term Investments (Cost $1,628,276)		1,628,276
Total Investments 129.1% (Cost $101,963,210)		110,943,592
LIabilities Less Other Assets (29.1)%		(24,978,104)
Net Assets 100.0%		$85,965,488
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2010.

2	SCHEDULE OF INVESTMENTS

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Pharmaceuticals	42.2%
Health Care Services	18.9%
Health Care Distributors	17.7%
Health Care Equipment	7.3%
Managed Health Care	6.5%
Life Sciences Tools & Services	3.7%
Life & Health Insurance	1.9%
98.2%

1	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Health Care	96.3%
Financial	1.9%
98.2%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.4%)
40,000	3M Co.(a)	$3,159,600
13,000	Alaska Air Group, Inc.† (a)	584,350
10,000	Alliant Techsystems, Inc.† (a)	620,600
10,300	AMETEK, Inc.(a)	413,545
10,000	Canadian National Railway Co.	573,800
45,000	Caterpillar, Inc.(a)	2,703,150
50,000	Continental Airlines, Inc., Class B† (a)	1,100,000
20,000	Cooper Industries PLC	880,000
30,000	CSX Corp.(a)	1,488,900
40,000	Danaher Corp.(a)	1,484,800
25,000	Deere & Co.(a)	1,392,000
100,000	Delta Air Lines, Inc.† (a)	1,175,000
20,000	Dover Corp.(a)	835,800
8,000	Eaton Corp.(a)	523,520
10,000	Emerson Electric Co.(a)	436,900
17,000	FedEx Corp.(a)	1,191,870
5,000	Flowserve Corp.(a)	424,000
20,000	General Dynamics Corp.(a)	1,171,200
650,000	General Electric Co.(a)	9,373,000
10,000	Harsco Corp.(a)	235,000
55,000	Honeywell International, Inc.(a)	2,146,650
15,500	Hubbell, Inc., Class B	615,195
30,000	Illinois Tool Works, Inc.(a)	1,238,400
25,000	JetBlue Airways Corp.† (a)	137,250
15,000	Joy Global, Inc.	751,350
50,000	KBR, Inc.	1,017,000
4,500	L-3 Communications Holdings, Inc.(a)	318,780
20,000	Lan Airlines S.A., ADR(a)	370,200
100,000	Navios Maritime Holdings, Inc.(a)	467,000
40,000	Norfolk Southern Corp.	2,122,000
10,000	Northrop Grumman Corp.(a)	544,400
15,000	PACCAR, Inc.(a)	598,050
15,000	Pall Corp.	515,550
10,000	Parker Hannifin Corp.(a)	554,600

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

25,000	Raytheon Co.(a)	$1,209,750
60,000	Republic Airways Holdings, Inc.† (a)	366,600
25,000	Republic Services, Inc.(a)	743,250
25,000	Rockwell Collins, Inc.(a)	1,328,250
20,000	Siemens AG, ADR	1,790,600
25,000	Skywest, Inc.(a)	305,500
13,200	Snap-on, Inc.(a)	540,012
25,000	Tata Motors Ltd., ADR(a)	429,750
14,300	Tetra Tech, Inc.† (a)	280,423
10,000	Thomas & Betts Corp.† (a)	347,000
25,000	Tutor Perini Corp.† (a)	412,000
40,000	Tyco International, Ltd.	1,409,200
25,000	Union Pacific Corp.	1,737,750
30,000	United Parcel Service, Inc., Class B(a)	1,706,700
65,000	United Technologies Corp.(a)	4,219,150
25,000	UTi Worldwide, Inc.(a)	309,500
20,000	Waste Management, Inc.(a)	625,800
10,000	Woodward Governor Co.(a)	255,300
15,000	WW Grainger, Inc.(a)	1,491,750

Total Common Stocks (Cost $62,783,444)		60,671,745

Collateral for Securities on Loan (28.9%)
17,638,731	State Street Navigator Prime Portfolio	17,638,731

Total Collateral for Securities on Loan (Cost $17,638,731)		17,638,731
Total Investments 128.3% (Cost $80,422,175)		78,310,476
LIabilities Less Other Assets (28.3)%		(17,250,191)
Net Assets 100.0%		$61,060,285
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2010.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Industrial Conglomerates	25.8%
Aerospace & Defense	18.9%
Industrial Machinery	10.4%
Railroads	9.7%
Construction & Farm Machinery & Heavy Trucks	9.6%
Airlines	6.6%
Air Freight & Logistics	5.3%
Electrical Components & Equipment	4.8%
Environmental & Facilities Services	2.7%
Trading Companies & Distributors	2.5%
Construction & Engineering	2.3%
Marine	0.8%
99.4%
1	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Industrials	99.4%
99.4%
2	Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.8%)
57,800	Accenture PLC, Class A(a)	$2,233,970
83,800	Amdocs Ltd.†	2,250,030
38,700	Anixter International, Inc.† (a)	1,648,620
41,900	Apple, Inc.†	10,539,107
61,000	Arrow Electronics, Inc.† (a)	1,363,350
41,400	Automatic Data Processing, Inc.(a)	1,666,764
49,000	Avnet, Inc.† (a)	1,181,390
230,300	Brightpoint, Inc.† (a)	1,612,100
35,600	Check Point Software Technologies†	1,049,488
169,400	Cisco Systems, Inc.†	3,609,914
19,100	Cognizant Technology Solutions Corp., Class A† (a)	956,146
88,500	Convergys Corp.† (a)	868,185
25,800	CSG Systems International, Inc.† (a)	472,914
72,700	eBay, Inc.† (a)	1,425,647
97,800	EMC Corp.† (a)	1,789,740
10,600	Google, Inc., Class A†	4,716,470
30,100	Hewitt Associates, Inc., Class A†	1,037,246
122,800	Hewlett-Packard Co.(a)	5,314,784
118,400	Intel Corp.	2,302,880
64,000	International Business Machines Corp.	7,902,720
44,300	Lender Processing Services, Inc.	1,387,033
7,400	Mastercard, Inc., Class A(a)	1,476,522
25,300	MAXIMUS, Inc.(a)	1,464,111
309,300	Microsoft Corp.	7,116,993
171,400	Oracle Corp.	3,678,244
85,500	SRA International, Inc., Class A† (a)	1,681,785
48,300	Synaptics, Inc.† (a)	1,328,250
33,500	Texas Instruments, Inc.	779,880
20,500	Visa, Inc., Class A(a)	1,450,375
48,200	Western Digital Corp.† (a)	1,453,712

Total Common Stocks (Cost $71,682,930)		75,758,370
1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Collateral for Securities on Loan (21.9%)
16,588,434	State Street Navigator Prime Portfolio	$16,588,434

Total Collateral for Securities on Loan (Cost $16,588,434)		16,588,434

Short-Term Investment (0.3%)
$270,377	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	270,377

Total Short-Term Investments (Cost $270,377)		270,377
Total Investments 122.0% (Cost $88,541,741)		92,617,181
LIabilities Less Other Assets (22.0)%		(16,728,927)
Net Assets 100.0%		$75,888,254
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2010.
2	SCHEDULE OF INVESTMENTS

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Computer Hardware	31.3%
Systems Software	15.6%
IT Consulting & Other Services	11.3%
Data Processing & Outsourced Services	11.0%
Internet Software & Services	8.1%
Technology Distributors	7.6%
Computer Storage & Peripherals	6.0%
Communications Equipment	4.8%
Semiconductors	4.1%
99.8%
1	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Information Technology	99.8%
99.8%
2	Percentages are based upon common stocks as a percentage of net assets.

ICON LEISURE AND CONSUMER STAPLES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.9%)
56,400	Altria Group, Inc.(a)	$1,130,256
22,700	Avon Products, Inc.	601,550
5,600	Boston Beer Co., Inc., Class A† (a)	377,720
6,800	Brown-Forman Corp., Class B(a)	389,164
27,900	Cablevision Systems Corp.	669,879
26,400	Campbell Soup Co.(a)	945,912
16,800	CEC Entertainment, Inc.† (a)	592,368
8,400	Colgate-Palmolive Co.(a)	661,584
25,400	ConAgra Foods, Inc.(a)	592,328
15,400	Constellation Brands, Inc., Class A† (a)	240,548
7,300	Corn Products International, Inc.(a)	221,190
10,300	CVS Caremark Corp.	301,996
15,700	Darden Restaurants, Inc.(a)	609,945
21,100	Diamond Foods, Inc.(a)	867,210
35,300	DIRECTV, Class A† (a)	1,197,376
17,500	Discovery Communications, Inc., Class A† (a)	624,925
29,700	DISH Network Corp., Class A	539,055
20,400	General Mills, Inc.	724,608
21,000	Herbalife Ltd.	967,050
9,900	J.M. Smucker Co.	596,178
18,900	Kellogg Co.	950,670
11,600	Kimberly-Clark Corp.(a)	703,308
18,100	Kraft Foods, Inc., Class A(a)	506,800
2,800	Lorillard, Inc.	201,544
48,300	Nu Skin Enterprises, Inc., Class A(a)	1,204,119
20,500	PepsiCo, Inc.	1,249,475
14,600	Philip Morris International, Inc.	669,264
10,100	Procter & Gamble Co.	605,798
10,900	Rentrak Corp.† (a)	265,197
13,500	Reynolds American, Inc.(a)	703,620
9,300	Ruddick Corp.(a)	288,207
23,200	Safeway, Inc.(a)	456,112
75,900	Sara Lee Corp.(a)	1,070,190
29,400	Sonic Corp.† (a)	227,850
1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

28,100	Sysco Corp.(a)	$802,817
23,300	Texas Roadhouse, Inc.† (a)	294,046
56,270	The Walt Disney Co.(a)	1,772,505
22,875	Time Warner Cable, Inc.	1,191,330
42,766	Time Warner, Inc.	1,236,365
13,200	United Natural Foods, Inc.† (a)	394,416
13,200	Universal Corp.(a)	523,776
29,700	Viacom, Inc., Class B	931,689
14,900	Walgreen Co.	397,830
8,300	Yum! Brands, Inc.	324,032

Total Common Stocks (Cost $27,905,444)		29,821,802

Collateral for Securities on Loan (29.1%)
8,672,275	State Street Navigator Prime Portfolio	8,672,275

Total Collateral for Securities on Loan (Cost $8,672,275)		8,672,275

Short-Term Investment (0.0%)
$3,014	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	3,014

Total Short-Term Investments (Cost $3,014)		3,014
Total Investments 129.0% (Cost $36,580,733)		38,497,091
LIabilities Less Other Assets (29.0)%		(8,650,804)
Net Assets 100.0%		$29,846,287
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2010.
2	SCHEDULE OF INVESTMENTS

ICON LEISURE AND CONSUMER STAPLES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Packaged Foods & Meats	20.9%
Movies & Entertainment	14.1%
Cable & Satellite	12.1%
Tobacco	10.8%
Personal Products	9.3%
Restaurants	6.9%
Household Products	6.6%
Soft Drinks	4.2%
Food Distributors	4.0%
Food Retail	2.5%
Drug Retail	2.3%
Distillers & Vintners	2.1%
Broadcasting	2.1%
Brewers	1.3%
Agricultural Products	0.7%
99.9%
1	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Leisure and Consumer Staples	64.8%
Consumer Discretionary	35.1%
99.9%
2	Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (97.6%)
10,000	Agnico-Eagle Mines Ltd.	$607,800
25,000	Air Products & Chemicals, Inc.(a)	1,620,250
200,000	Alcoa, Inc.(a)	2,012,000
15,000	AngloGold Ashanti Ltd., ADR	647,700
20,000	ArcelorMittal	535,200
19,500	Ball Corp.(a)	1,030,185
25,000	Barrick Gold Corp.	1,135,250
50,000	Bemis Co., Inc.(a)	1,350,000
6,000	BHP Billiton Ltd., ADR(a)	371,940
10,000	CF Industries Holdings, Inc.(a)	634,500
35,000	Cliffs Natural Resources, Inc.(a)	1,650,600
10,000	CSX Corp.(a)	496,300
275,000	Dow Chemical Co.(a)	6,523,000
190,000	E.I. du Pont de Nemours & Co.(a)	6,572,100
65,000	Ecolab, Inc.(a)	2,919,150
15,000	FMC Corp.(a)	861,450
100,000	Freeport-McMoRan Copper & Gold, Inc.	5,913,000
20,000	International Flavors & Fragrances, Inc.(a)	848,400
29,400	Lubrizol Corp.	2,361,114
50,000	Methanex Corp.	984,500
43,800	Monsanto Co.(a)	2,024,436
90,000	Navios Maritime Holdings, Inc.	420,300
15,000	NewMarket Corp.(a)	1,309,800
120,000	Newmont Mining Corp.(a)	7,408,800
10,000	Norfolk Southern Corp.(a)	530,500
100,000	Nucor Corp.(a)	3,828,000
95,000	Olin Corp.(a)	1,718,550
75,000	Packaging Corp. of America(a)	1,651,500
25,000	Pactiv Corp.† (a)	696,250
10,000	POSCO, ADR(a)	943,200
15,000	Potash Corp. of Saskatchewan, Inc.	1,293,600
40,000	Praxair, Inc.(a)	3,039,600
60,000	Reliance Steel & Aluminum Co.(a)	2,169,000
18,400	Rio Tinto PLC, ADR	802,240
1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

100,000	RPM International, Inc.	$1,784,000
40,000	Sealed Air Corp.(a)	788,800
30,000	Sensient Technologies Corp.(a)	777,900
25,000	Sigma-Aldrich Corp.(a)	1,245,750
30,000	Sonoco Products Co.(a)	914,400
175,000	Steel Dynamics, Inc.(a)	2,308,250
10,000	Union Pacific Corp.	695,100
15,000	Vale S.A., ADR(a)	365,250
60,000	Valspar Corp.(a)	1,807,200

Total Common Stocks (Cost $76,232,034)		77,596,865

Collateral for Securities on Loan (29.1%)
23,112,701	State Street Navigator Prime Portfolio	23,112,701

Total Collateral for Securities on Loan (Cost $23,112,701)		23,112,701

Short-Term Investment (2.4%)
$1,920,867	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	1,920,867

Total Short-Term Investments (Cost $1,920,867)		1,920,867
Total Investments 129.1% (Cost $101,265,602)		102,630,433
LIabilities Less Other Assets (29.1)%		(23,154,980)
Net Assets 100.0%		$79,475,453
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2010.

ADR	American Depositary Receipt
2	SCHEDULE OF INVESTMENTS

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Diversified Chemicals	19.7%
Specialty Chemicals	16.4%
Steel	14.4%
Gold	12.3%
Diversified Metals & Mining	9.4%
Paper Packaging	5.9%
Industrial Gases	5.9%
Fertilizers & Agricultural Chemicals	5.0%
Aluminum	2.5%
Metal & Glass Containers	2.2%
Railroads	2.2%
Commodity Chemicals	1.2%
Marine	0.5%
97.6%
1	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Materials	94.9%
Industrials	2.7%
97.6%
2	Percentages are based upon common stocks as a percentage of net assets.

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.9%)
9,500	AGL Resources, Inc.	$340,290
8,600	America Movil S.A.B. de C.V., Series L, ADR	408,500
20,000	American Electric Power Co., Inc.	646,000
1,000	Apple, Inc.†	251,530
3,000	Aqua America, Inc.	53,040
135,100	AT&T, Inc.	3,268,069
10,800	Atmos Energy Corp.	292,032
30,000	Avista Corp.	585,900
10,000	Comcast Corp., Class A	173,700
20,000	Consolidated Edison, Inc.	862,000
27,500	Dominion Resources, Inc. of Virginia	1,065,350
20,000	DPL, Inc.	478,000
8,000	Edison International	253,760
20,000	Empire District Electric Co.	375,400
6,000	Entergy Corp.	429,720
23,500	Exelon Corp.	892,295
20,000	FirstEnergy Corp.	704,600
3,000	Integrys Energy Group, Inc.	131,220
3,000	Laclede Group, Inc.	99,390
11,000	NextEra Energy, Inc.	536,360
5,000	Northeast Utilities	127,400
7,500	NSTAR	262,500
19,300	Partner Communications Co. Ltd., ADR	294,518
20,000	PG&E Corp.	822,000
30,000	Portland General Electric Co.	549,900
30,000	PPL Corp.	748,500
20,000	Progress Energy, Inc.	784,400
12,000	Public Service Enterprise Group, Inc.	375,960
12,500	Rogers Communications, Inc., Class B	409,500
20,000	SCANA Corp.	715,200
9,000	Sempra Energy	421,110
39,100	SK Telecom Co. Ltd., ADR	575,943
10,000	South Jersey Industries, Inc.	429,600
50,000	Southern Co.	1,664,000
1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

16,700	Southwest Gas Corp.	$492,650
19,600	UGI Corp.	498,624
5,000	Unisource Energy Corp.	150,900
58,800	Verizon Communications, Inc.	1,647,576
3,000	WGL Holdings, Inc.	102,090
4,300	Wisconsin Energy Corp.	218,182
50,000	Xcel Energy, Inc.	1,030,500

Total Common Stocks (Cost $25,656,368)		24,168,209
Total Investments 99.9% (Cost $25,656,368)		24,168,209
Other Assets Less Liabilities 0.1%		17,776
Net Assets 100.0%		$24,185,985
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt
2	SCHEDULE OF INVESTMENTS

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Electric Utilities	34.5%
Multi-Utilities	26.8%
Integrated Telecommunication Services	20.3%
Gas Utilities	9.3%
Wireless Telecommunication Services	7.0%
Computer Hardware	1.1%
Cable & Satellite	0.7%
Water Utilities	0.2%
99.9%
1	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Telecommunication & Utilities	98.2%
Information Technology	1.0%
Consumer Discretionary	0.7%
99.9%
2	Percentages are based upon common stocks as a percentage of net assets.

ICON ASIA-PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (97.3%)
20,200	Aisin Seiki Co. Ltd.(a)	$543,835
364,000	Alliance Financial Group Bhd.	330,047
232,000	Apollo Tyres, Ltd.†	321,678
62,100	Australia & New Zealand Banking Group, Ltd.	1,115,402
565,000	Axiata Group Bhd.†	679,574
657,300	Bangkok Expressway PLC	351,928
620,000	Bank Danamon Indonesia Tbk PT	366,190
2,304,000	Bank Negara Indonesia Persero Tbk PT	592,270
998,000	Bank of Ayudhya PLC	596,964
1,212,000	Bank of China, Ltd., Class H	611,457
52,300	Bank of India	389,093
48,400	BHP Billiton, Ltd.	1,505,702
7,700	Canon, Inc.	286,975
650,000	Chaoda Modern Agriculture Holdings, Ltd.	628,955
138,000	Chiba Bank Ltd.	833,120
529,000	China BlueChemical, Ltd., Class H	292,494
1,341,000	China Construction Bank Corp., Class H	1,079,522
769,000	China Dongxiang Group Co.	508,657
57,000	China Life Insurance Co. Ltd., Class H	248,914
754,000	China Oilfield Services, Ltd., Class H	877,438
843,000	China Petroleum & Chemical Corp., Class H	681,059
500,000	China Steel Corp.	460,615
4,000	CJ CheilJedang Corp.	729,973
12,300	Daelim Industrial Co. Ltd.	633,630
117,800	Dah Sing Financial Group, Ltd.†	669,767
67,000	DBS Group Holdings, Ltd.	650,227
630,000	Denway Motors, Ltd.	296,650
27,200	Doosan Infracore Co. Ltd.†	420,854
121,817	Esprit Holdings, Ltd.	655,864
10,600	FamilyMart Co. Ltd.(a)	350,043
2,100	Fast Retailing Co. Ltd.	317,760
162,000	Fortescue Metals Group, Ltd.†	549,411
153,000	Fraser and Neave, Ltd.	559,480
84,000	FUJITSU, Ltd.	525,069

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

63,000	Glenmark Pharmaceuticals, Ltd.	$363,380
1,228,000	Golden Agri-Resources, Ltd.	460,364
1,722,000	Guangdong Investment, Ltd.	810,709
20,900	Hana Financial Group, Inc.	554,174
14,200	Hanwha Corp.	428,574
30,200	HCL Technologies, Ltd.	234,184
52,000	Hengan International Group Co. Ltd.	420,735
214,000	Hitachi, Ltd.†	777,313
194,150	Hon Hai Precision Industry Co. Ltd.†	680,529
24,200	Honda Motor Co. Ltd.(a)	710,823
32,100	Hoya Corp.(a)	683,013
77,000	Hutchison Whampoa, Ltd.	472,882
132,000	ITOCHU Corp.	1,031,905
246,000	Jiangxi Copper Co. Ltd., Class H	455,844
183,000	Kingboard Chemical Holdings, Ltd.	785,696
13,500	Kintetsu World Express, Inc.	338,012
17,000	Komatsu, Ltd.	306,104
42,000	Korean Reinsurance Co.	328,720
30,740	Largan Precision Co. Ltd.	488,994
11,000	LG Display Co. Ltd.	361,789
46,000	LG Fashion Corp.	1,071,554
201,000	Li Ning Co. Ltd.	658,619
17,200	Lupin, Ltd.	724,882
106,100	Meritz Fire & Marine Insurance Co. Ltd.	669,172
298,600	Metropolitan Bank & Trust	395,309
111,000	Minebea Co. Ltd.	614,900
35,000	Mitsubishi Electric Corp.	273,172
58,400	Mitsui & Co. Ltd.(a)	681,281
328,000	Mitsui Engineering & Shipbuilding Co. Ltd.(a)	662,492
222,000	MobileOne, Ltd.	337,884
52,400	National Australia Bank, Ltd.	1,013,114
39,000	NHK Spring Co. Ltd.(a)	356,733
3,000	NHN Corp.†	446,187
80,000	Nippon Express Co. Ltd.	360,486
4,200	Nitori Co. Ltd.	362,036
12,300	Nitto Denko Corp.	403,482
4,800	Otsuka Corp.	305,912
62,000	Oversea-Chinese Banking Corp. Ltd.	390,421
590,000	PetroChina Co. Ltd., Class H	651,090
144,000	Ports Design, Ltd.	366,261

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

715,000	Pruksa Real Estate PCL	$393,767
8,800	Rio Tinto Ltd.	483,951
1,527	Samsung Electronics Co. Ltd.	957,756
8,100	Secom Co. Ltd.	359,689
54,500	Sesa Goa Ltd.	410,508
1,350,000	Shenzhen Expressway Co. Ltd., Class H	591,481
5,600	Shin-Etsu Chemical Co. Ltd.	260,373
17,400	Shinhan Financial Group Co. Ltd.	640,479
67,000	Siam Cement PLC	536,636
394,000	Singapore Post, Ltd.	317,823
181,000	Singapore Technologies Engineering, Ltd.	423,131
7,200	SK Holdings Co. Ltd.	511,415
17,000	Square Enix Holdings Co. Ltd.(a)	313,137
92,000	Sterlite Industries India, Ltd.	332,822
78,000	Sumitomo Chemical Co. Ltd.(a)	301,874
40,000	Sumitomo Rubber Industries Ltd.(a)	352,798
56,000	Sumitomo Trust & Banking Co. Ltd.	285,105
152,361	Taiwan Mobile Co. Ltd.	310,438
338,704	Taiwan Semiconductor Manufacturing Co. Ltd.	633,052
61,800	Tanjong PLC	331,965
970,000	Techtronic Industries Co.	755,797
142,000	Tenaga Nasional Bhd.	367,856
13,700	Terumo Corp.	656,088
396,000	Thai Oil PCL	534,553
4,203,000	Thai Tap Water Supply Co.	574,040
384,000	Thanachart Capital PLC	339,779
58,000	Toho Gas Co. Ltd.(a)	309,380
24,300	Tokio Marine Holdings, Inc.	638,843
69,000	Tokyo Gas Co. Ltd.(a)	314,994
17,100	Toyota Motor Corp.	587,533
58,400	Union Bank of India	385,684
100,000	United Phosphorus, Ltd.	393,531
5,300	USS Co. Ltd.	378,602
190,000	Venture Corp. Ltd.	1,205,802
75,000	Weichai Power Co. Ltd., Class H	482,855
69,000	Wing Hang Bank, Ltd.	676,755
281,786	Wistron Corp.	412,912
9,700	Woongjin Coway Co. Ltd.	324,999
46,400	Woori Finance Holdings Co. Ltd.	545,837

3	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

10,600	Yamato Kogyo Co. Ltd.	$264,210

Total Common Stocks (Cost $55,528,036)		59,997,598

Collateral for Securities on Loan (8.2%)
5,062,518	State Street Navigator Prime Portfolio	5,062,518

Total Collateral for Securities on Loan (Cost $5,062,518)		5,062,518

Short-Term Investment (1.8%)
$1,115,363	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	1,115,363

Total Short-Term Investment (Cost $1,115,363)		1,115,363
Total Investments 107.4%* (Cost $61,705,917)		66,175,479
Liabilities Less Other Assets (7.4)%		(4,539,665)
Net Assets 100.0%		$61,635,814
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2010 was 96.2% of net assets.

(a)	All or a portion of the security was on loan as of June 30, 2010.

4	SCHEDULE OF INVESTMENTS

As of June 30, 2010, the Fund had the following forward foreign currency contracts outstanding:

			Original		Unrealized
		Delivery	Contract		Appreciation/
Contracts*	Currency	Date	Value	Market Value	(Depreciation)

Contracts to Buy:
5,700,000,000	KRW	11/22/10	4,726,368	4,649,778	(76,590)
99,000,000	TWD	12/01/10	3,133,903	3,114,619	(19,285)

			$7,860,271	$7,764,397	$(95,875)

Contracts to Sell:
(5,700,000,000)	KRW	11/22/10	(4,952,216)	(4,649,778)	302,438
(99,000,000)	TWD	12/01/10	(3,132,911)	(3,114,619)	18,293

			$(8,085,127)	$(7,764,397)	$320,731

KRW	Korean Won

TWD	Taiwan Dollar

*	Counterparty for all forward foreign currency contracts is State Street Bank.
The accompanying notes are an integral part of the financial statements.

5	SCHEDULE OF INVESTMENTS

ICON ASIA-PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Diversified Banks	18.3%
Diversified Metals & Mining	4.5%
Apparel, Accessories & Luxury Goods	4.2%
Electronic Components	3.8%
Electronic Manufacturing Services	3.1%
Trading Companies & Distributors	2.8%
Steel	2.7%
Automobile Manufacturers	2.6%
Semiconductors	2.6%
Industrial Conglomerates	2.5%
Construction & Farm Machinery & Heavy Trucks	2.3%
Water Utilities	2.2%
Integrated Oil & Gas	2.2%
Wireless Telecommunication Services	2.1%
Property & Casualty Insurance	2.1%
Pharmaceuticals	1.8%
Agricultural Products	1.8%
Household Appliances	1.7%
Industrial Machinery	1.7%
Apparel Retail	1.6%
Highways & Railtracks	1.5%
Computer Hardware	1.5%
Auto Parts & Equipment	1.5%
Oil & Gas Drilling	1.4%
Regional Banks	1.3%
Electronic Equipment & Instruments	1.3%
Packaged Foods & Meats	1.2%
Fertilizers & Agricultural Chemicals	1.1%
Tires & Rubber	1.1%
Specialty Chemicals	1.1%
Health Care Equipment	1.1%
Air Freight & Logistics	1.1%
Construction & Engineering	1.0%
Gas Utilities	1.0%
IT Consulting & Other Services	0.9%

1	Percentages are based upon common stocks as a percentage of net assets.

Construction Materials	0.9%
Oil & Gas Refining & Marketing	0.9%
Internet Software & Services	0.7%
Commodity Chemicals	0.7%
Aerospace & Defense	0.7%
Personal Products	0.7%
Real Estate Development	0.6%
Automotive Retail	0.6%
Electric Utilities	0.6%
Homefurnishing Retail	0.6%
Trucking	0.6%
Security & Alarm Services	0.6%
Food Retail	0.6%
Consumer Finance	0.5%
Independent Power Producers & Energy Traders	0.5%
Reinsurance	0.5%
Home Entertainment Software	0.5%
Diversified Chemicals	0.5%
Office Electronics	0.5%
Heavy Electrical Equipment	0.4%
Life & Health Insurance	0.4%
97.3%

2	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Financial	23.9%
Industrials	15.2%
Information Technology	14.8%
Consumer Discretionary	13.9%
Materials	11.5%
Telecommunication & Utilities	6.0%
Energy	4.5%
Leisure and Consumer Staples	4.2%
Health Care	2.8%
0.5%
97.3%

3	Percentages are based upon common stocks as a percentage of net assets.

Country Composition
Japan	25.5%
South Korea	14.0%
China	11.6%
Hong Kong	10.6%
Australia	7.6%
Singapore	7.0%
India	5.8%
Thailand	5.4%
Taiwan	4.8%
Malaysia	2.8%
Indonesia	1.6%
Philippines	0.6%
97.3%

4	Percentages are based upon common stocks as a percentage of net assets.

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (90.0%)
25,500	ABB Ltd.†	$443,970
8,700	Adidas AG	421,209
23,600	Anheuser-Busch InBev N.V.	1,134,717
26,800	ArcelorMittal	718,824
314,100	Asya Katilim Bankasi A/S	717,166
19,600	AXA S.A.	299,431
27,100	Banca Popolare di Milano Scarl (BPM)	111,566
66,800	Banco Santander S.A.	700,477
14,400	BASF SE	786,820
3,130	Bayer AG	174,909
30,900	BHP Billiton PLC	801,192
8,028	BNP Paribas	431,912
9,700	Carlsberg A/S, Class B	739,227
3,300	Casino Guichard Perrachon S.A.	250,420
2,910	Christian Dior S.A.	279,308
11,000	Cie de St-Gobain(a)	409,910
4,100	Cie Generale des Etablissements Michelin	285,656
4,500	CNP Assurances	306,149
22,600	CSR plc†	126,514
4,700	Deutsche Bank AG	263,995
26,700	Deutsche Postbank AG	389,289
53,200	Diageo PLC	835,661
13,900	DnB NOR ASA	133,693
283,000	DSG International PLC†	103,822
31,100	DSV AS	447,765
8,900	Electrolux AB	203,461
16,000	Eurasian Natural Resources Corp. PLC	203,598
27,500	Experian PLC	239,149
25,500	GEA Group AG	507,524
14,222	Gerry Weber International AG	414,399
8,200	HeidelbergCement AG	387,537
17,000	Hennes & Mauritz AB	467,200
163,000	HSBC Holdings PLC	1,489,119
35,000	ING Groep†	259,018

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

121,000	Intesa Sanpaolo	$318,677
77,900	Kingfisher PLC	244,027
90,000	KOC Holding	304,416
23,000	Kontron AG	205,944
6,000	Kuehne + Nagel International AG	617,633
9,500	Lafarge S.A.† (a)	518,012
255,000	Legal & General Group PLC	297,213
104,000	Logica PLC	168,682
23,100	Logitech International S.A.† (a)	312,691
3,000	LUKOIL OAO, ADR(a)	154,500
5,600	LVMH Moet Hennessy Louis Vuitton S.A.	609,520
2,800	MAN SE	230,837
38,000	Marks & Spencer Group plc	187,204
1,800	Mayr Melnhof Karton AG	160,132
3,800	Metro AG	193,882
3,700	MTU Aero Engines Holding AG	205,406
1,150	Muenchener Rueckversicherungs Gesellschaft AG	144,397
5,100	Nestle S.A.	245,916
17,700	Nokian Renkaat Oyj	433,176
14,700	Novartis AG	712,408
7,400	Nutreco Holding N.V.	397,362
8,400	Obrascon Huarte Lain S.A.	186,677
31,200	Omega Pharma S.A.	1,363,453
67,000	Parmalat S.P.A.	155,730
47,500	Praktiker Bau- und Heimwerkermaerkte Holding AG	323,194
23,000	Prudential PLC	173,480
9,600	Prysmian S.P.A.	137,780
236,000	Rentokil Initial plc†	378,209
5,560	Roche Holding AG	765,287
25,900	Royal Dutch Shell PLC, Class B	626,021
24,900	Scania AB	380,069
3,250	Schneider Electric S.A.	328,250
15,300	Serco Group PLC	133,615
16,200	Siemens AG	1,448,922
435	Sika AG	771,103
15,300	SKF AB, Class B(a)	274,592
5,194	Societe Generale	213,727
478,000	Sonae(a)	441,192
15,000	Statoil ASA	288,972
2,850	Swatch Group AG	803,771

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

38,100	Takkt AG	$388,909
166,000	Tekfen Holding	488,857
65,200	Telenor ASA	821,344
47,300	Temenos Group AG†	1,138,703
93,000	Tesco PLC	524,651
179,300	Tomra Systems ASA	748,156
18,600	Total S.A.	830,281
124,800	Turk Sise ve Cam Fabrikalari†	136,301
9,700	Umicore	279,857
26,900	Unilever ADR	734,618
2,884	Vallourec S.A.(a)	497,237
21,900	Vedanta Resources PLC(a)	688,084
413,900	Vodafone Group PLC	852,838
33,600	YIT Oyj	601,643

Total Common Stocks (Cost $43,182,611)		40,072,165

Collateral for Securities on Loan (5.8%)
2,575,433	State Street Navigator Prime Portfolio	2,575,433

Total Collateral for Securities on Loan (Cost $2,575,433)		2,575,433

Short-Term Investment (5.3%)
$2,355,867	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	2,355,867

Total Short-Term Investment (Cost $2,355,867)		2,355,867
Total Investments 101.1%* (Cost $48,113,911)		45,003,465
Liabilities Less Other Assets (1.1)%		(470,019)
Net Assets 100.0%		$44,533,446
The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2010 was 89.3% of net assets.

(a)	All or a portion of the security was on loan as of June 30, 2010.

ADR	American Depositary Receipt

3	SCHEDULE OF INVESTMENTS

As of June 30, 2010, the Fund had the following forward foreign currency contracts outstanding:

			Original		Unrealized
		Delivery	Contract		Appreciation/
Contracts*	Currency	Date	Value	Market Value	(Depreciation)

Contracts to Buy:
8,500,000	EUR	12/01/10	10,425,845	10,402,912	(22,933)
2,700,000	GBP	10/15/10	4,085,370	4,033,857	(51,513)
2,700,000	GBP	10/15/10	4,028,454	4,033,857	5,403

			$18,539,669	$18,470,626	$(69,043)

Contracts to Sell:
(8,500,000)	EUR	12/01/10	(10,502,090)	(10,402,912)	99,178
(5,400,000)	GBP	10/15/10	(8,291,052)	(8,067,713)	223,339
(5,500,000)	GBP	12/20/10	(8,161,010)	(8,216,800)	(55,790)

			$(26,954,152)	$(26,687,425)	$266,727

EUR	Euro

GBP	British Pound

*	Counterparty for all forward foreign currency contracts is State Street Bank.
The accompanying notes are an integral part of this Schedule of Investments.

4	SCHEDULE OF INVESTMENTS

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Diversified Banks	9.2%
Apparel, Accessories & Luxury Goods	5.7%
Industrial Conglomerates	4.9%
Integrated Oil & Gas	4.3%
Brewers	4.2%
Diversified Metals & Mining	3.8%
Pharmaceuticals	3.7%
Health Care Supplies	3.1%
Industrial Machinery	2.9%
Construction & Engineering	2.9%
Environmental & Facilities Services	2.8%
Application Software	2.6%
Packaged Foods & Meats	2.6%
Specialty Chemicals	2.4%
Construction Materials	2.0%
Wireless Telecommunication Services	1.9%
Distillers & Vintners	1.9%
Integrated Telecommunication Services	1.8%
Diversified Chemicals	1.8%
Life & Health Insurance	1.7%
Food Retail	1.7%
Tires & Rubber	1.6%
Steel	1.6%
Marine	1.4%
Construction & Farm Machinery & Heavy Trucks	1.4%
Home Improvement Retail	1.3%
Apparel Retail	1.0%
Electrical Components & Equipment	1.0%
Trucking	1.0%
Heavy Electrical Equipment	1.0%
Building Products	0.9%
Agricultural Products	0.9%
Air Freight & Logistics	0.9%
Catalog Retail	0.9%
Semiconductors	0.7%

1	Percentages are based upon common stocks as a percentage of net assets.

Computer Storage & Peripherals	0.7%
Multi-line Insurance	0.7%
Diversified Capital Markets	0.6%
Other Diversified Financial Services	0.6%
Research & Consulting Services	0.5%
Aerospace & Defense	0.5%
Household Appliances	0.5%
Hypermarkets & Super Centers	0.4%
Department Stores	0.4%
IT Consulting & Other Services	0.4%
Paper Packaging	0.4%
Reinsurance	0.3%
Housewares & Specialties	0.3%
Computer & Electronics Retail	0.2%
90.0%

2	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Industrials	22.1%
Financial	13.1%
Materials	11.9%
Consumer Discretionary	11.9%
Leisure and Consumer Staples	11.7%
Health Care	6.8%
Information Technology	4.4%
Energy	4.3%
Telecommunication & Utilities	3.8%
90.0%

3	Percentages are based upon common stocks as a percentage of net assets.

Country Composition
Britain	16.2%
Germany	14.6%
Switzerland	13.1%
France	11.8%
Belgium	6.2%
Netherlands	4.5%
Norway	4.5%
Turkey	3.7%
Sweden	3.0%
Denmark	2.7%
Finland	2.3%
Spain	2.0%
Italy	1.6%
Luxembourg	1.6%
Portugal	1.0%
Ireland	0.5%
Austria	0.4%
Russia	0.3%
90.0%

4	Percentages are based upon common stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (89.5%)
26,000	Anheuser-Busch InBev N.V.	$1,250,112
397,000	Apollo Tyres, Ltd.†	550,458
358,000	Asya Katilim Bankasi A/S	817,401
62,000	Australia & New Zealand Banking Group, Ltd.	1,113,606
17,800	AXA S.A.	271,932
67,200	Banco Santander S.A.	704,671
2,082,000	Bank of China, Ltd., Class H	1,050,374
21,700	Bank of Nova Scotia	999,845
16,000	Barrick Gold Corp.(a)	726,241
14,900	BASF SE	814,141
29,900	BHP Billiton, Ltd.	930,176
8,619	BNP Paribas	463,709
12,000	Carlsberg A/S, Class B	914,508
1,468,000	Chaoda Modern Agriculture Holdings, Ltd.	1,420,470
1,196,000	China Citic Bank Corp. Ltd., Class H	757,862
986,000	China Construction Bank Corp., Class H	793,743
485,000	China Green Holdings, Ltd.	486,636
456,000	China National Building Material Co. Ltd.	726,214
2,470,000	China Petroleum & Chemical Corp., Class H	1,995,512
801,000	China South Locomotive and Rolling Stock Corp. Ltd.	546,567
1,470,000	China Water Affairs Group, Ltd.	465,390
21,000	Cia de Saneamento Basico do Estado de Sao Paulo	436,288
6,100	Cie Generale des Etablissements Michelin	425,000
4,200	CNP Assurances	285,739
194,000	Corp. GEO S.A.B. de C.V.†	517,661
12,400	Daelim Industrial Co. Ltd.	638,781
41,300	Deutsche Post AG	602,159
90,200	Diageo PLC	1,416,854
28,600	Dongkuk Steel Mill Co. Ltd.	509,709
22,300	DSV AS	321,066
200,299	Esprit Holdings, Ltd.	1,078,412
15,000	First Quantum Minerals, Ltd.(a)	754,544
17,000	FUJIFILM Holdings Corp.	491,291
160,000	Gafisa S.A.	957,341

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

43,000	GEA Group AG	$855,825
9,560	Gerry Weber International AG	278,558
21,500	Goldcorp, Inc.	941,351
5,262,000	Guangdong Investment, Ltd.	2,477,323
2,064,000	Guangshen Railway Co. Ltd.	711,890
17,000	Hana Financial Group, Inc.	450,763
8,300	HeidelbergCement AG	392,263
173,000	Hitachi, Ltd.†	628,388
500,500	Hon Hai Precision Industry Co. Ltd.†	1,754,338
22,000	Hoya Corp.(a)	468,108
182,900	HSBC Holdings PLC	1,670,920
3,900	Hyundai Department Store Co. Ltd.	372,569
51,200	IAMGOLD Corp.	902,751
90,100	Industrial Bank of Korea	1,054,556
11,000	KB Financial Group, Inc.	421,638
109,200	KOC Holding	369,358
47,000	Komatsu, Ltd.	846,288
7,400	Lafarge S.A.† (a)	403,504
73,000	LG Fashion Corp.	1,700,509
11,400	Loblaw Cos. Ltd.	413,465
7,400	LVMH Moet Hennessy Louis Vuitton S.A.	805,437
142,000	Marfrig Alimentos S.A.	1,327,956
117,000	Mitsui & Co. Ltd.	1,364,896
99,000	MRV Engenharia e Participacoes S.A.	697,114
81,700	National Australia Bank, Ltd.	1,579,607
32,000	Newcrest Mining, Ltd.	933,649
15,900	Nexen, Inc.	312,757
663,000	Nine Dragons Paper Holdings, Ltd.	893,207
39,000	Nippon Electric Glass Co. Ltd.(a)	446,727
686,181	Noble Group, Ltd.(a)	829,376
15,500	Novartis AG	751,178
59,000	Omega Pharma S.A.	2,578,325
1,900	POSCO	719,930
1,100,000	Pruksa Real Estate PCL	605,795
5,900	Roche Holding AG	812,086
39,500	Royal Dutch Shell PLC, Class B	954,743
4,200	Samsung Electronics Co. Ltd.	2,634,298
6,100	Samsung Engineering Co. Ltd.	564,903
21,700	Saputo, Inc.	619,680
1,685,000	Sare Holding S.A.B. de C.V., Class B†	360,893

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

27,500	Siemens AG	$2,459,590
680	Sika AG	1,205,402
10,200	SK Holdings Co. Ltd.	724,504
7,883	Societe Generale	324,377
22,000	Statoil ASA	423,826
196,000	Sterlite Industries India, Ltd.	709,056
100,000	Sumitomo Heavy Industries, Ltd.	586,754
4,220	Swatch Group AG	1,190,145
61,000	Tata Motors, Ltd.	1,009,483
2,593,000	Techtronic Industries Co.	2,020,394
187,300	Tekfen Holding	551,584
60,000	Telenor ASA	755,838
26,700	Temenos Group AG†	642,777
124,600	Tesco PLC	702,920
5,900	Teva Pharmaceutical Industries, Ltd., ADR	306,741
7,370,000	Thai Tap Water Supply Co.	1,006,584
266,700	Tomra Systems ASA	1,112,845
31,100	Toronto-Dominion Bank(a)	2,015,197
22,555	Total S.A.	1,006,828
5,235	Vallourec S.A.	902,578
26,400	Vedanta Resources PLC(a)	829,472
445,000	Vodafone Group PLC	916,919
81,200	Woori Finance Holdings Co. Ltd.	955,215
33,900	YIT Oyj	607,015

Total Common Stocks (Cost $88,332,363)		86,107,379

Preferred Stocks (4.9%)
46,400	Banco Bradesco S.A.	722,606
184,000	Investimentos Itau S.A.	1,091,767
47,500	NET Servicos de Comunicacao S.A.†	447,369
88,000	Petroleo Brasileiro S.A.	1,309,518
52,700	Vale S.A.	1,106,846

Total Preferred Stocks (Cost $4,895,456)		4,678,106

Collateral for Securities on Loan (5.6%)
5,417,605	State Street Navigator Prime Portfolio	5,417,605

Total Collateral for Securities on Loan (Cost $5,417,605)		5,417,605

3	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Short-Term Investment (1.8%)
$1,732,920	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	1,732,920

Total Short-Term Investment (Cost $1,732,920)		1,732,920
Total Investments 101.9% (Cost $100,378,345)		97,936,010
Liabilities Less Other Assets (1.9)%		(1,847,135)
Net Assets 100.0%		$96,088,875
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2010 was 77.3% of net assets.

(a)	All or a portion of the security was on loan as of June 30, 2010.

ADR	American Depositary Receipt

4	SCHEDULE OF INVESTMENTS

As of June 30, 2010, the Fund had the following forward foreign currency contracts outstanding:

			Original		Unrealized
		Delivery	Contract		Appreciation/
Contracts*	Currency	Date	Value	Market Value	(Depreciation)

Contracts to Buy:
7,000,000	EUR	12/01/10	8,585,990	8,567,104	(18,886)
2,350,000	GBP	10/15/10	3,506,247	3,510,949	4,702
2,350,000	GBP	10/15/10	3,555,785	3,510,949	(44,836)
12,000,000,000	KRW	11/22/10	9,950,249	9,789,006	(161,243)
63,000,000	TWD	12/01/10	1,994,302	1,982,030	(12,272)

			$27,592,573	$27,360,038	$(232,535)

Contracts to Sell:
(7,000,000)	EUR	12/01/10	(8,648,780)	(8,567,104)	81,676
(4,700,000)	GBP	10/15/10	(7,216,545)	(7,021,899)	194,646
(4,400,000)	GBP	12/20/10	(6,528,808)	(6,573,440)	(44,632)
(12,000,000,000)	KRW	11/22/10	(10,425,717)	(9,789,006)	636,711
(63,000,000)	TWD	12/01/10	(1,993,671)	(1,982,030)	11,641

			$(34,813,521)	$(33,933,479)	$880,042

EUR	Euro

GBP	Great Britain Pound

KRW	Korean Won

TWD	Taiwan Dollar

*	Counterparty for all forward foreign currency contracts is State Street Bank.
The accompanying notes are an integral part of the financial statements.

5	SCHEDULE OF INVESTMENTS

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Diversified Banks	17.7%
Integrated Oil & Gas	5.9%
Water Utilities	4.6%
Diversified Metals & Mining	4.5%
Apparel, Accessories & Luxury Goods	4.1%
Industrial Conglomerates	3.7%
Gold	3.6%
Semiconductors	2.7%
Health Care Supplies	2.7%
Homebuilding	2.6%
Construction & Farm Machinery & Heavy Trucks	2.5%
Construction & Engineering	2.5%
Industrial Machinery	2.4%
Trading Companies & Distributors	2.3%
Brewers	2.3%
Household Appliances	2.1%
Packaged Foods & Meats	2.0%
Agricultural Products	2.0%
Pharmaceuticals	1.9%
Electronic Manufacturing Services	1.8%
Construction Materials	1.6%
Distillers & Vintners	1.5%
Steel	1.3%
Specialty Chemicals	1.3%
Electronic Equipment & Instruments	1.2%
Food Retail	1.2%
Environmental & Facilities Services	1.2%
Apparel Retail	1.1%
Tires & Rubber	1.0%
Wireless Telecommunication Services	1.0%
Electronic Components	0.9%
Paper Products	0.9%
Diversified Chemicals	0.8%
Integrated Telecommunication Services	0.8%
Railroads	0.7%

1	Percentages are based upon common stocks as a percentage of net assets.

Application Software	0.7%
Real Estate Development	0.6%
Air Freight & Logistics	0.6%
Cable & Satellite	0.5%
Department Stores	0.4%
Trucking	0.3%
Oil & Gas Exploration & Production	0.3%
Life & Health Insurance	0.3%
Multi-line Insurance	0.3%
94.4%

2	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Financial	18.9%
Industrials	16.2%
Materials	14.0%
Consumer Discretionary	11.9%
Leisure and Consumer Staples	8.9%
Information Technology	7.4%
Telecommunication & Utilities	6.3%
Energy	6.2%
Health Care	4.6%
94.4%

3	Percentages are based upon common stocks as a percentage of net assets.

Country Composition
South Korea	11.2%
Hong Kong	10.0%
Brazil	8.4%
Canada	8.0%
China	6.9%
Britain	5.8%
Germany	5.6%
France	5.1%
Japan	5.0%
Switzerland	4.8%
Australia	4.7%
Belgium	4.0%
Norway	2.4%
India	2.4%
Taiwan	1.8%
Turkey	1.8%
Thailand	1.7%
Denmark	1.3%
Netherlands	1.0%
Mexico	0.9%
Spain	0.7%
Finland	0.6%
Israel	0.3%
94.4%

4	Percentages are based upon common stocks as a percentage of net assets.

ICON BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (86.6%)
$220,000	ACE INA Holdings, Inc.	8.88%	08/15/29	$297,767
1,000,000	Alcoa, Inc.(a)	6.75%	07/15/18	1,009,204
950,000	Alcoa, Inc.(a)	5.72%	02/23/19	904,561
1,000,000	Allied Waste North America, Inc.	6.88%	06/01/17	1,090,000
2,000,000	Ally Financial, Inc.	6.88%	09/15/11	2,027,500
1,000,000	Altria Group, Inc.(a)	7.75%	02/06/14	1,156,710
500,000	Ameren Energy Generating Co.(a)	7.00%	04/15/18	532,144
1,440,000	American Express Bank FSB(b)	0.65%	06/12/17	1,310,285
1,000,000	American Express Credit Co.	7.00%	03/19/18	1,153,393
850,000	American General Finance Corp.	4.63%	09/01/10	847,875
250,000	American General Finance Corp.(a)	5.20%	12/15/11	235,000
750,000	American General Finance Corp.	5.38%	10/01/12	678,750
400,000	American International Group, Inc.(a)	5.38%	10/18/11	402,000
900,000	American International Group, Inc.(a)	4.25%	05/15/13	868,500
900,000	American International Group, Inc.(a)	8.25%	08/15/18	911,250
650,000	Arizona Public Service Co.	6.38%	10/15/11	687,966
1,000,000	Associated Banc Corp.(a)	6.75%	08/15/11	1,003,392
500,000	AutoZone, Inc.(a)	4.38%	06/01/13	523,167
800,000	Avnet, Inc.(a)	6.00%	09/01/15	866,879
1,250,000	Bank of America Corp.	5.42%	03/15/17	1,245,375
1,000,000	Bank of America NA(b),(a)	0.82%	06/15/16	875,162
950,000	Bank of America NA(b)	0.84%	06/15/17	813,674
1,000,000	BB&T Corp.(a)	5.25%	11/01/19	1,032,884
1,000,000	Bear Sterns Cos., LLC(b)	1.04%	10/28/14	984,178
950,000	Bear Sterns Cos., LLC(b)	0.87%	11/21/16	897,907
401,000	Bill Barrett Corp.(a)	9.88%	07/15/16	425,060
2,000,000	Branch Banking Trust(b)	0.78%	05/23/17	1,831,150
150,000	CENTEX Corp.	4.55%	11/01/10	150,000
500,000	Chesapeake Energy Corp.	7.00%	08/15/14	508,125
500,000	Chesapeake Energy Corp.	6.63%	01/15/16	508,125
2,000,000	Citigroup, Inc.(b)	0.81%	06/09/16	1,622,544
950,000	Citigroup, Inc.(a)	6.00%	08/15/17	986,793
1,000,000	Citigroup, Inc.(a)	6.13%	05/15/18	1,043,682

1	SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$400,000	Comcast Cable Communications Holdings(a)	8.88%	05/01/17	$501,666
500,000	Comcast Cable Holdings LLC	9.80%	02/01/12	559,376
1,000,000	Commercial Metals Co.	7.35%	08/15/18	1,049,611
1,000,000	Computer Sciences Corp.(a)	6.50%	03/15/18	1,114,821
500,000	ConocoPhillips(a)	4.75%	02/01/14	549,880
500,000	Consolidated Edison, Inc.	5.55%	04/01/14	559,839
1,000,000	Constellation Energy Group, Inc.(a)	4.55%	06/15/15	1,052,120
1,000,000	Coventry Health Care, Inc.	5.88%	01/15/12	1,031,315
1,000,000	Coventry Health Care, Inc.(a)	6.13%	01/15/15	1,021,111
114,000	Cox Communications, Inc.	7.63%	06/15/25	142,606
1,100,000	CSX Corp.	7.38%	02/01/19	1,347,354
500,000	Daimler Finance North America LLC	6.50%	11/15/13	559,618
950,000	Delphi Financial Group, Inc.	7.88%	01/31/20	1,038,362
500,000	Denbury Resources, Inc.(a)	9.75%	03/01/16	540,000
232,000	Dillards, Inc.	9.13%	08/01/11	240,120
450,000	Exelon Generation Co., LLC	5.35%	01/15/14	490,550
750,000	Exelon Generation Co., LLC	6.20%	10/01/17	852,577
1,000,000	Fifth Third Bank(b)	0.55%	05/17/13	938,988
23,000	FirstEnergy Corp.	6.45%	11/15/11	24,294
1,000,000	Ford Motor Credit Co. LLC(a)	9.75%	09/15/10	1,012,355
201,000	Ford Motor Credit Co. LLC(b),(a)	5.79%	06/15/11	203,513
2,000,000	Ford Motor Credit Co. LLC	7.25%	10/25/11	2,054,540
1,000,000	Ford Motor Credit Co. LLC(b),(a)	3.05%	01/13/12	971,250
1,000,000	Ford Motor Credit Co. LLC	7.50%	08/01/12	1,022,574
750,000	Fortune Brands, Inc.(a)	4.88%	12/01/13	794,908
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.25%	04/01/15	542,500
600,000	Freeport-McMoRan Copper & Gold, Inc.(a)	8.38%	04/01/17	660,000
1,000,000	Frontier Communications Corp.(a)	8.13%	10/01/18	993,750
1,000,000	General Electric Capital Corp.(b)	0.52%	05/08/13	964,910
1,000,000	General Electric Capital Corp.(b),(a)	0.67%	03/20/14	945,145
500,000	General Electric Capital Corp.(a)	4.75%	09/15/14	530,545
1,000,000	General Electric Capital Corp.(b),(a)	0.63%	05/11/16	910,074
397,000	Genworth Financial, Inc.(a)	5.65%	06/15/12	404,724
2,000,000	GMAC, Inc.(a)	6.00%	12/15/11	2,000,000
2,000,000	GMAC, Inc.(a)	6.75%	12/01/14	1,933,570
450,000	Hartford Financial Services Group(a)	5.25%	10/15/11	465,793
1,000,000	Hartford Financial Services Group(a)	6.30%	03/15/18	1,036,091
1,000,000	HCP, Inc.	5.65%	12/15/13	1,055,105

2	SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$1,500,000	HCP, Inc.	6.30%	09/15/16	$1,552,396
500,000	HCP, Inc.	6.70%	01/30/18	527,138
1,000,000	Horace Mann Educators Corp.	6.85%	04/15/16	1,059,340
500,000	HSBC Finance Corp.(a)	4.75%	07/15/13	523,705
1,900,000	HSBC Finance Corp.(b)	4.44%	11/10/13	1,864,983
1,000,000	HSBC Finance Corp.(a)	5.00%	06/30/15	1,043,398
1,000,000	HSBC Finance Corp.(b)	0.97%	06/01/16	903,464
1,000,000	Humana, Inc.(a)	7.20%	06/15/18	1,116,280
900,000	Ingersoll-Rand Global Holding Co. Ltd.	9.50%	04/15/14	1,115,087
900,000	International Paper Co.(a)	7.95%	06/15/18	1,071,532
450,000	John Hancock(c)	7.38%	02/15/24	529,391
850,000	JPMorgan Chase & Co.(a)	6.63%	03/15/12	914,582
1,000,000	JPMorgan Chase Bank NA(b),(a)	0.87%	06/13/16	940,745
1,100,000	Kraft Foods, Inc.	6.13%	08/23/18	1,253,449
1,000,000	Lincoln National Corp.(a)	7.00%	03/15/18	1,108,262
1,000,000	Lincoln National Corp.(a)	8.75%	07/01/19	1,225,588
1,350,000	Merrill Lynch & Co., Inc.(a)	5.45%	02/05/13	1,416,201
1,100,000	Merrill Lynch & Co., Inc.(b)	4.36%	05/05/14	1,097,228
1,000,000	Merrill Lynch & Co., Inc.(b)	0.76%	01/15/15	912,788
500,000	Morgan Stanley(b)	0.60%	01/09/14	460,308
1,500,000	Morgan Stanley(a)	4.75%	04/01/14	1,502,574
1,900,000	Morgan Stanley(b)	0.78%	10/15/15	1,696,082
1,000,000	Morgan Stanley(b)	0.75%	10/18/16	869,831
1,000,000	National City Bank(b)	0.91%	06/07/17	894,616
1,000,000	National City Corp.	6.88%	05/15/19	1,122,519
500,000	Newfield Exploration Co.	7.13%	05/15/18	495,000
1,000,000	Newmont Mining Corp.(a)	5.13%	10/01/19	1,071,527
122,000	NLV Financial Corp.(c)	6.50%	03/15/35	88,111
900,000	Nordstrom, Inc.	6.75%	06/01/14	1,045,864
500,000	NRG Energy, Inc.(a)	7.38%	02/01/16	497,500
1,000,000	NRG Energy, Inc.	7.38%	01/15/17	990,000
1,000,000	Peabody Energy Corp.(a)	6.88%	03/15/13	1,007,500
1,000,000	PNC Funding Corp.(b)	0.54%	01/31/14	965,085
750,000	PPL Energy Supply LLC(a)	6.50%	05/01/18	829,519
180,000	Provident Cos., Inc.	7.00%	07/15/18	191,293
100,000	Prudential Financial, Inc.(a)	4.75%	09/17/15	103,243
1,050,000	Prudential Financial, Inc.(a)	6.10%	06/15/17	1,118,255
225,000	PSEG Energy Holdings LLC	8.50%	06/15/11	231,145
750,000	RadioShack Corp.	7.38%	05/15/11	774,375

3	SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$2,000,000	Regions Financial Corp.	6.38%	05/15/12	$1,974,426
1,000,000	Regions Financial Corp.(b)	0.71%	06/26/12	940,909
1,000,000	Reliance Steel & Aluminum Co.(a)	6.20%	11/15/16	1,055,480
1,000,000	Reynolds American, Inc.	7.25%	06/01/12	1,075,140
900,000	Reynolds American, Inc.(a)	7.25%	06/01/13	990,101
800,000	Rohm and Haas Co.	5.60%	03/15/13	857,963
500,000	Rohm and Haas Co.	6.00%	09/15/17	545,305
1,000,000	Rowan Cos., Inc.	7.88%	08/01/19	1,101,681
500,000	RR Donnelley & Sons Co.(a)	4.95%	04/01/14	509,532
600,000	Ryder System, Inc.(a)	5.00%	04/01/11	613,597
500,000	Ryder System, Inc.	5.85%	03/01/14	544,487
750,000	SLM Corp.(a)	5.13%	08/27/12	738,835
1,000,000	SLM Corp.(a)	5.38%	01/15/13	969,708
1,000,000	Sovereign Bank(b)	2.05%	08/01/13	987,899
1,000,000	State Street Bank & Trust(b)	0.74%	12/08/15	955,490
2,000,000	Suntrust Banks, Inc.(b)	0.59%	04/01/15	1,797,324
1,000,000	Suntrust Banks, Inc.(a)	6.00%	09/11/17	1,017,203
500,000	Tennessee Gas Pipeline	7.00%	10/15/28	528,428
500,000	Tesoro Corp.	6.63%	11/01/15	468,750
1,100,000	The AES Corp.	7.75%	10/15/15	1,113,750
600,000	The Black & Decker Corp.	8.95%	04/15/14	730,202
400,000	The Dow Chemical Co.	6.00%	10/01/12	430,099
800,000	The Dow Chemical Co.	7.60%	05/15/14	923,890
1,000,000	The Dow Chemical Co.(a)	5.70%	05/15/18	1,054,204
1,000,000	The Goldman Sachs Group, Inc.(b),(a)	0.79%	01/12/15	920,654
1,000,000	The Goldman Sachs Group, Inc.(b)	0.71%	07/22/15	902,933
1,000,000	The Goldman Sachs Group, Inc.(b),(a)	0.99%	03/22/16	892,297
2,000,000	Torchmark Corp.	6.38%	06/15/16	2,092,114
1,900,000	UBS AG(a)	5.88%	12/20/17	2,011,104
1,000,000	Union Planters Corp.(a)	4.38%	12/01/10	1,001,919
1,000,000	United States Steel Corp.(a)	6.05%	06/01/17	950,000
1,660,000	Valero Energy Corp.(a)	6.13%	06/15/17	1,762,917
1,000,000	Wachovia Corp.(b),(a)	0.53%	08/01/13	974,516
1,500,000	Wachovia Corp.	5.25%	08/01/14	1,588,479
1,000,000	Wachovia Corp.(b)	0.68%	10/28/15	895,249
500,000	Wachovia Corp.(b)	0.81%	06/15/17	432,498
900,000	Wells Fargo Bank NA(b)	0.65%	05/16/16	826,381
1,000,000	Whirlpool Corp.	7.75%	07/15/16	1,180,075
1,000,000	Whiting Petroleum Corp.	7.00%	02/01/14	1,020,000

4	SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$1,000,000	Willis Group Holdings PLC(a)	6.20%	03/28/17	$1,040,927
100,000	Xerox Corp.	5.65%	05/15/13	108,237
500,000	Xerox Corp.	7.63%	06/15/13	508,760

Total Corporate Bonds (Cost $132,776,746)				138,709,924

U.S. Government Bond (0.6%)
825,000	Fannie Mae	5.13%	01/02/14	907,286

Total U.S. Government Bonds (Cost $811,291)				907,286

U.S. Treasury Obligations (9.7%)
2,016,180	Treasury Inflation Protected Security	1.38%	01/15/20	2,064,536
2,313,000	Treasury Inflation Protected Security	2.38%	01/15/25	2,565,804
5,000,000	U.S. Treasury Bond	4.63%	02/15/40	5,620,310
5,000,000	U.S. Treasury Note	3.63%	02/15/20	5,282,810

Total U.S. Treasury Obligations (Cost $15,228,232)				15,533,460

Foreign Government Bond (0.3%)
500,000	Republic of South Africa, YD	6.50%	06/02/14	555,000

Total Foreign Government Bonds (Cost $512,145)				555,000

Collateral for Securities on Loan (18.9%)
30,248,755	State Street Navigator Prime Portfolio			30,248,755

Total Collateral for Securities on Loan (Cost $30,248,755)				30,248,755

Short-Term Investment (1.7%)
$2,787,724	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10			2,787,724

Total Short-Term Investments (Cost $2,787,724)				2,787,724
Total Investments 117.8%* (Cost $182,364,893)				188,742,149
Liabilities Less Other Assets (17.8)%				(28,509,815)
Net Assets 100.0%				$160,232,334
The accompanying notes are an integral part of the financial statements.

(a)	All or a portion of the security was on loan as of June 30, 2010.

(b)	Floating Rate Security. Rate disclosed is as of June 30, 2010.

(c)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2010 was $617,502, which represented 0.39% of the Fund’s Net Assets.

YD	Yankee Dollar Bond

5	SCHEDULE OF INVESTMENTS

ICON BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Credit Quality Composition
A1	4.5%
A2	8.5%
A3	11.2%
Aa2	2.7%
Aa3	4.7%
B1	3.0%
B2	1.1%
B3	3.9%
Ba1	5.0%
Ba2	2.0%
Ba3	4.4%
Baa1	8.2%
Baa2	8.5%
Baa3	18.9%
86.6%

1	Percentages are based upon corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (97.8%)
22,100	Accenture PLC, Class A	$854,165
53,700	Aflac, Inc.(a)	2,291,379
12,900	Alliant Techsystems, Inc.† (a)	800,574
15,600	Alpha Natural Resources, Inc.† (a)	528,372
7,900	Apple, Inc.†	1,987,087
45,500	Arbitron, Inc.(a)	1,166,165
51,500	Avnet, Inc.† (a)	1,241,665
144,100	Bank of America Corp.	2,070,717
23,100	Barrick Gold Corp.	1,048,971
23,200	Best Buy Co., Inc.(a)	785,552
53,400	Cash America International, Inc.(a)	1,830,018
31,000	Caterpillar, Inc.(a)	1,862,170
13,500	Celgene Corp.† (a)	686,070
27,100	Chevron Corp.	1,839,006
34,100	Cisco Systems, Inc.†	726,671
28,500	ConocoPhillips	1,399,065
64,100	Continental Airlines, Inc., Class B† (a)	1,410,200
31,800	Cooper Industries PLC	1,399,200
6,400	Credicorp, Ltd.	581,696
20,600	CSX Corp.(a)	1,022,378
83,800	Delta Air Lines, Inc.† (a)	984,650
42,100	Dollar Financial Corp.†	833,159
35,100	Dow Chemical Co.(a)	832,572
13,800	Eaton Corp.(a)	903,072
5,900	Emerson Electric Co.	257,771
20,600	Exxon Mobil Corp.	1,175,642
39,500	Family Dollar Stores, Inc.(a)	1,488,755
19,400	FedEx Corp.(a)	1,360,134
16,700	FMC Corp.(a)	959,081
28,700	Freeport-McMoRan Copper & Gold, Inc.(a)	1,697,031
32,300	GameStop Corp., Class A† (a)	606,917
15,400	General Dynamics Corp.	901,824
164,600	General Electric Co.	2,373,532
14,200	Genzyme Corp.† (a)	720,934

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

27,800	Guess?, Inc.(a)	$868,472
16,100	Harsco Corp.	378,350
21,000	Hartford Financial Services Group, Inc.(a)	464,730
44,300	Hewlett-Packard Co.	1,917,304
26,400	Honeywell International, Inc.(a)	1,030,392
31,000	Illinois Tool Works, Inc.(a)	1,279,680
38,100	Intel Corp.(a)	741,045
12,500	International Business Machines Corp.	1,543,500
59,300	JPMorgan Chase & Co.	2,170,973
12,700	Massey Energy Co.(a)	347,345
5,300	Mastercard, Inc., Class A(a)	1,057,509
14,300	McDonald’s Corp.	941,941
116,900	Microsoft Corp.	2,689,869
99,400	Navios Maritime Holdings, Inc.	464,198
17,700	Newmont Mining Corp.	1,092,798
5,000	Nike, Inc., Class B(a)	337,750
45,400	Nucor Corp.(a)	1,737,912
25,300	Omnicom Group, Inc.	867,790
8,300	Parker Hannifin Corp.	460,318
17,300	Patterson Cos., Inc.(a)	493,569
40,400	Prudential Financial, Inc.	2,167,864
12,600	Research In Motion, Ltd.†	620,676
40,700	RPM International, Inc.	726,088
10,400	Siemens AG, ADR	931,112
137,900	Steel Dynamics, Inc.(a)	1,818,901
36,800	Target Corp.(a)	1,809,456
63,600	The Allstate Corp.(a)	1,827,228
30,100	The Walt Disney Co.(a)	948,150
15,400	Thermo Fisher Scientific, Inc.† (a)	755,370
38,500	Thomas & Betts Corp.†	1,335,950
37,300	Time Warner Cable, Inc.(a)	1,942,584
32,500	Time Warner, Inc.	939,575
22,800	TJX Cos., Inc.	956,460
70,100	Tower Group, Inc.(a)	1,509,253
57,900	Tyco International, Ltd.	2,039,817
63,400	U.S. Bancorp	1,416,990
14,500	Union Pacific Corp.	1,007,895
15,700	United Parcel Service, Inc., Class B	893,173
7,200	V.F. Corp.(a)	512,496
84,500	Valero Energy Corp.(a)	1,519,310

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

30,200	Viacom, Inc., Class B	$947,374
15,400	Visa, Inc., Class A(a)	1,089,550
73,800	Wells Fargo & Co.	1,889,280
18,500	Wolverine World Wide, Inc.(a)	466,570

Total Common Stocks (Cost $94,879,173)		91,582,762

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Call Options Purchased (0.0%)
S+P 500 INDEX, July 2010, $1,180	280	$3,500
S+P 500 INDEX, July 2010, $1,200	160	1,600

Total Call Options Purchased (Cost $628,920)		5,100

Principal Amount		Value

Collateral for Securities on Loan (28.8%)
26,963,921	State Street Navigator Prime Portfolio	$26,963,921

Total Collateral for Securities on Loan (Cost $26,963,921)		26,963,921

Short-Term Investment (2.5%)
$2,326,812	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	2,326,812

Total Short-Term Investment (Cost $2,326,812)		2,326,812
Total Investments 129.0% (Cost $124,798,826)		120,878,595
LIabilities Less Other Assets (29.0)%		(27,190,292)
Net Assets 100.0%		$93,688,303
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2010.

ADR	American Depositary Receipt

3	SCHEDULE OF INVESTMENTS

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Computer Hardware	5.8%
Industrial Conglomerates	5.7%
Life & Health Insurance	4.8%
Integrated Oil & Gas	4.7%
Other Diversified Financial Services	4.5%
Diversified Banks	4.2%
Steel	3.8%
Property & Casualty Insurance	3.6%
General Merchandise Stores	3.5%
Industrial Machinery	3.2%
Electrical Components & Equipment	3.2%
Movies & Entertainment	3.0%
Aerospace & Defense	2.9%
Systems Software	2.9%
Consumer Finance	2.8%
Airlines	2.6%
Air Freight & Logistics	2.4%
Data Processing & Outsourced Services	2.3%
Gold	2.3%
Advertising	2.2%
Railroads	2.2%
Cable & Satellite	2.1%
Construction & Farm Machinery & Heavy Trucks	2.0%
Apparel Retail	2.0%
Diversified Chemicals	1.9%
Diversified Metals & Mining	1.8%
Oil & Gas Refining & Marketing	1.6%
Biotechnology	1.5%
Computer & Electronics Retail	1.5%
Communications Equipment	1.4%
Technology Distributors	1.3%
Restaurants	1.0%
Coal & Consumable Fuels	0.9%
IT Consulting & Other Services	0.9%
Footwear	0.9%

1	Percentages are based upon common stocks as a percentage of net assets.

Life Sciences Tools & Services	0.8%
Semiconductors	0.8%
Specialty Chemicals	0.8%
Apparel, Accessories & Luxury Goods	0.5%
Health Care Distributors	0.5%
Multi-line Insurance	0.5%
Marine	0.5%
97.8%

2	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Industrials	24.7%
Financial	20.3%
Consumer Discretionary	16.6%
Information Technology	15.5%
Materials	10.6%
Energy	7.3%
Health Care	2.8%
97.8%

3	Percentages are based upon common stocks as a percentage of net assets.

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (83.8%)
62,400	Advance America Cash Advance Centers, Inc.(a)	$257,712
14,600	Aflac, Inc.(a)	622,982
16,100	Alliance Resource Partners, L.P.	724,017
11,500	Altria Group, Inc.(a)	230,460
54,200	Annaly Capital Management, Inc., REIT(a)	929,530
53,600	Anworth Mortgage Asset Corp., REIT	381,632
77,400	Apollo Investment Corp.(a)	722,142
15,200	Arthur J Gallagher & Co.(a)	370,576
12,700	Automatic Data Processing, Inc.(a)	511,302
5,200	Banco de Chile, ADR	310,440
7,000	Bank of Montreal	379,960
11,800	BCE, Inc.	345,386
11,200	Bemis Co., Inc.(a)	302,400
27,600	Bristol-Myers Squibb Co.(a)	688,344
7,300	Caterpillar, Inc.(a)	438,511
5,200	Chevron Corp.	352,872
16,300	ConAgra Foods, Inc.(a)	380,116
10,900	ConocoPhillips	535,081
12,700	Cooper Industries PLC	558,800
7,100	Darden Restaurants, Inc.(a)	275,835
25,400	Deluxe Corp.(a)	476,250
13,300	Diebold, Inc.(a)	362,425
30,400	Dime Community Bancshares(a)	374,832
8,200	Dominion Resources, Inc. of Virginia(a)	317,668
16,200	E.I. du Pont de Nemours & Co.(a)	560,358
9,000	Eastman Chemical Co.(a)	480,240
5,400	Eaton Corp.(a)	353,376
14,800	Eli Lilly & Co.(a)	495,800
16,700	Empire District Electric Co.	313,459
12,700	Family Dollar Stores, Inc.(a)	478,663
11,200	Frontline Ltd.	319,648
10,700	GATX Corp.(a)	285,476
9,400	Genuine Parts Co.	370,830
22,200	Hawaiian Electric Industries, Inc.	505,716

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

14,700	Home Depot, Inc.(a)	$412,629
41,200	Intel Corp.	801,340
6,400	Kimberly-Clark Corp.(a)	388,032
13,800	Kraft Foods, Inc., Class A(a)	386,400
15,900	Leggett & Platt, Inc.	318,954
10,800	Linear Technology Corp.(a)	300,348
3,900	Lockheed Martin Corp.(a)	290,550
3,600	Lorillard, Inc.	259,128
7,300	M&T Bank Corp.(a)	620,135
10,100	McDonald’s Corp.	665,287
15,000	Methanex Corp.	295,350
77,100	MFA Financial, Inc., REIT(a)	570,540
13,300	Mine Safety Appliances Co.(a)	329,574
92,800	Navios Maritime Holdings, Inc.	433,376
6,700	Northrop Grumman Corp.	364,748
9,200	NSTAR(a)	322,000
9,100	Nucor Corp.(a)	348,348
12,800	NYSE Euronext(a)	353,664
22,200	Old Republic International Corp.	269,286
27,300	Olin Corp.(a)	493,857
7,500	Omnicom Group, Inc.	257,250
13,200	ONEOK, Inc.	570,900
23,000	Partner Communications Co. Ltd., ADR(a)	350,980
22,200	Pfizer, Inc.	316,572
13,800	Pitney Bowes, Inc.(a)	303,048
17,800	Portland General Electric Co.	326,274
16,700	Redwood Trust, Inc., REIT	244,488
9,500	Reynolds American, Inc.(a)	495,140
22,300	RPM International, Inc.	397,832
36,100	Sara Lee Corp.(a)	509,010
6,400	SCANA Corp.	228,864
26,000	Ship Finance International Ltd.(a)	464,880
12,200	Snap-on, Inc.	499,102
9,200	Sonoco Products Co.(a)	280,416
9,600	Southern Copper Corp.(a)	254,784
10,800	Sun Life Financial, Inc.	284,148
12,300	Sysco Corp.(a)	351,411
8,800	Time Warner Cable, Inc.(a)	458,304
10,000	TransCanada Corp.(a)	334,300
11,300	Tyco Electronics Ltd.	286,794

2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

55,100	United Online, Inc.(a)	$317,376
4,800	United Parcel Service, Inc., Class B(a)	273,072
6,900	V.F. Corp.(a)	491,142
5,400	Watsco, Inc.(a)	312,768
6,900	WGL Holdings, Inc.(a)	234,807
10,400	Willis Group Holdings PLC	312,520
14,400	World Wrestling Entertainment, Inc.	224,064

Total Common Stocks (Cost $31,903,034)		32,616,631

Preferred Stocks (3.0%)
15,400	Allianz SE,8.38%(a)	389,332
14,500	plc Capital Trust IV, 7.25%	349,885
16,800	Wells Fargo Capital XII, 7.88%(a)	430,920

Total Preferred Stocks (Cost $1,173,847)		1,170,137

		Interest	Maturity
Principal Amount		Rate	Date	Value

Corporate Bonds (6.1%)
$500,000	Bank of America Corp.	5.42%	03/15/17	$498,150
350,000	Commercial Metals Co.	7.35%	08/15/18	367,364
300,000	Delphi Financial Group, Inc.	7.88%	01/31/20	327,904
400,000	Hartford Financial Services Group, Inc., MTN	6.00%	01/15/19	403,516
400,000	Prudential Financial, Inc., Series C, MTN	4.75%	06/13/15	414,084
350,000	Valero Energy Corp.(a)	6.13%	02/01/20	359,659

Total Corporate Bonds (Cost $2,361,166)				2,370,676

Convertible Corporate Bonds (2.6%)
350,000	Central European Distribution Corp.(a)	3.00%	03/15/13	291,812
400,000	Molina Healthcare, Inc., Series MOH	3.75%	10/01/14	374,500
350,000	World Acceptance Corp.	3.00%	10/01/11	331,187

Total Convertible Corporate Bonds (Cost $1,015,329)				997,499

U.S. Government Bonds (2.3%)
350,000	Federal Home Loan Mortgage Corp.	6.75%	03/15/31	463,280
300,000	Financing Corp.	9.40%	02/08/18	425,249

Total U.S. Government Bonds (Cost $838,757)				888,529

3	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Convertible Preferred Stock (0.7%)
7,800	Omnicare Capital Trust II, Series B, 4.0%	$277,680

Total Convertible Preferred Stock (Cost $326,842)		277,680

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Call Options Purchased (0.7%)
APPLE, Inc., January 2011, $240.00	15	$58,388
Bank of America Corp., January 2011, $17.50	286	23,595
Cisco Systems, Inc., January 2011, $27.50	182	6,643
CONTINENTAL AIRLINES CLASS B, January 2011, $20.00	175	90,562
Delphi Financial Group, October 2010, $25.00	120	24,000
Hartford Financial Services Group, January 2011, $30.00	133	9,576
Hewlett Packard Co., January 2011, $60.00	100	3,400
Prudential Financial, Inc., January 2011, $60.00	67	30,150
VALERO ENERGY Corp., January 2011, $20.00	175	27,038

Total Call Options Purchased (Cost $388,444)		273,352

Principal Amount		Value

Collateral for Securities on Loan (28.9%)
11,257,688	State Street Navigator Prime Portfolio	$11,257,688

Total Collateral for Securities on Loan (Cost $11,257,688)		11,257,688

Short-Term Investment (0.9%)
$333,854	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	333,854

Total Short-Term Investment (Cost $333,854)		333,854
Total Investments 128.9% (Cost $49,598,961)		50,186,046
LIabilities Less Other Assets (28.9)%		(11,262,470)
Net Assets 100.0%		$38,923,576
The accompanying notes are an integral part of the financial statements.

(a)	All or a portion of the security was on loan as of June 30, 2010.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

4	SCHEDULE OF INVESTMENTS

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Mortgage REIT’s	5.5%
Life & Health Insurance	4.2%
Diversified Chemicals	3.9%
Pharmaceuticals	3.9%
Diversified Banks	3.6%
Packaged Foods & Meats	3.3%
Electric Utilities	2.9%
Oil & Gas Storage & Transportation	2.9%
Semiconductors	2.8%
Tobacco	2.5%
Restaurants	2.4%
Integrated Oil & Gas	2.3%
Multi-Utilities	2.2%
Industrial Machinery	2.2%
Gas Utilities	2.1%
Coal & Consumable Fuels	1.9%
Asset Management & Custody Banks	1.9%
Insurance Brokers	1.8%
Aerospace & Defense	1.7%
Office Services & Supplies	1.6%
Regional Banks	1.6%
Trading Companies & Distributors	1.5%
Paper Packaging	1.5%
Electrical Components & Equipment	1.4%
Data Processing & Outsourced Services	1.3%
Apparel, Accessories & Luxury Goods	1.3%
General Merchandise Stores	1.2%
Commercial Printing	1.2%
Cable & Satellite	1.2%
Construction & Farm Machinery & Heavy Trucks	1.1%
Marine	1.1%
Home Improvement Retail	1.1%
Specialty Chemicals	1.0%
Household Products	1.0%
Thrifts & Mortgage Finance	1.0%
1	Percentages are based upon common and preferred stocks as a percentage of net assets.

Distributors	0.9%
Computer Hardware	0.9%
Specialized Finance	0.9%
Food Distributors	0.9%
Wireless Telecommunication Services	0.9%
Steel	0.9%
Integrated Telecommunication Services	0.9%
Home Furnishings	0.8%
Internet Software & Services	0.8%
Commodity Chemicals	0.8%
Electronic Manufacturing Services	0.7%
Air Freight & Logistics	0.7%
Property & Casualty Insurance	0.7%
Consumer Finance	0.7%
Advertising	0.7%
Diversified Metals & Mining	0.6%
Movies & Entertainment	0.6%
87.5%
2	Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition
Financial	21.7%
Industrials	12.6%
Consumer Discretionary	10.2%
Telecommunication & Utilities	9.0%
Materials	8.8%
Leisure and Consumer Staples	7.7%
Energy	7.0%
Information Technology	6.6%
Health Care	3.9%
87.5%
3	Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (102.6%)
3,900	Abbott Laboratoriesx (a)	$182,442
12,200	Accenture PLC, Class Ax	471,530
8,600	Aflac, Inc.[x]	366,962
15,800	Altria Group, Inc.[x]	316,632
4,500	America Movil S.A.B. de C.V., Series L, ADR	213,750
3,500	AngloGold Ashanti Ltd., ADR	151,130
1,300	Apple, Inc.†	326,989
3,500	Assurant, Inc.	121,450
20,100	AT&T, Inc.[x]	486,219
4,400	Automatic Data Processing, Inc.[x]	177,144
24,900	Bank of America Corp.	357,813
4,200	Barrick Gold Corp.	190,722
1,700	Baxter International, Inc.(a)	69,088
1,600	Becton, Dickinson & Co.	108,192
5,700	Bed Bath & Beyond, Inc.† (a)	211,356
3,300	Bemis Co., Inc.(a)	89,100
6,500	Best Buy Co., Inc.(a)	220,090
3,000	Bristol-Myers Squibb Co.(a)	74,820
7,300	Burger King Holdings, Inc.	122,932
6,500	Canadian National Railway Co.	372,970
13,000	Capital One Financial Corp.[x]	523,900
2,500	Cash America International, Inc.x (a)	85,675
9,000	Caterpillar, Inc.[x]	540,630
3,200	Chevron Corp.[x]	217,152
6,200	Chubb Corp.x (a)	310,062
95,900	Citigroup, Inc.†	360,584
1,100	Clorox Co.(a)	68,376
11,400	Comcast Corp., Class Ax	198,018
15,000	Commercial Metals Co.x (a)	198,300
1,300	Computer Sciences Corp.	58,825
2,200	Consolidated Edison, Inc.[x]	94,820
4,000	Covidien PLC[x]	160,720
2,100	CVS Caremark Corp.[x]	61,572
14,800	Danaher Corp.[x]	549,376
1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

2,800	Deere & Co.(a)	$155,904
16,800	Delphi Financial Group, Inc., Class Ax	410,088
5,700	Ecolab, Inc.	255,987
1,700	Eli Lilly & Co.(a)	56,950
1,900	Exxon Mobil Corp.[x]	108,433
4,500	Family Dollar Stores, Inc.	169,605
1,900	Fiserv, Inc.† x	86,754
4,000	FMC Corp.[x]	229,720
3,000	Freeport-McMoRan Copper & Gold, Inc.(a)	177,390
8,500	GameStop Corp., Class A† (a)	159,715
8,000	General Cable Corp.† (a)	213,200
2,500	General Dynamics Corp.(a)	146,400
69,800	General Electric Co.[x]	1,006,516
4,400	Genzyme Corp.† x	223,388
5,500	Guess?, Inc.(a)	171,820
4,000	Harris Corp.(a)	166,600
4,600	HCC Insurance Holdings, Inc.(a)	113,896
16,000	Hewlett-Packard Co.[x]	692,480
6,200	Home Depot, Inc.(a)	174,034
5,700	Illinois Tool Works, Inc.(a)	235,296
8,700	International Business Machines Corp.[x]	1,074,276
3,700	Johnson & Johnson, Inc.[x]	218,522
16,100	JPMorgan Chase & Co.[x]	589,421
9,500	KBR, Inc.(a)	193,230
14,400	Kellogg Co.[x]	724,320
2,800	Kimberly-Clark Corp.[x]	169,764
4,000	Kroger Co.(a)	78,760
2,500	L-3 Communications Holdings, Inc.[x]	177,100
3,400	Laboratory Corp. of America Holdings† x	256,190
2,900	Loews Corp.x (a)	96,599
8,800	Lowe’s Cos., Inc.	179,696
2,500	Lubrizol Corp.	200,775
10,200	Marathon Oil Corp.[x]	317,118
2,800	McKesson Corp.[x]	188,048
3,100	Medtronic, Inc.[x]	112,437
6,100	Merck & Co., Inc.[x]	213,317
10,000	MetLife, Inc.[x]	377,600
20,400	Microsoft Corp.[x]	469,404
27,700	Navios Maritime Holdings, Inc.	129,359
2,000	Newmont Mining Corp.x (a)	123,480
2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

2,600	Northrop Grumman Corp.	$141,544
14,900	Olin Corp.(a)	269,541
4,000	Panera Bread Co., Class A† (a)	301,160
3,900	Patterson Cos., Inc.[x]	111,267
6,400	PepsiCo, Inc.[x]	390,080
4,200	Pfizer, Inc.(a)	59,892
5,000	Reliance Steel & Aluminum Co.(a)	180,750
47,500	Republic Airways Holdings, Inc.† (a)	290,225
2,500	Rio Tinto PLC, ADR	109,000
8,000	Sealed Air Corp.(a)	157,760
11,800	SK Telecom Co. Ltd., ADR	173,814
10,600	Snap-on, Inc.[x]	433,646
1,800	Stryker Corp.(a)	90,108
6,000	SYNNEX Corp.† (a)	153,720
7,700	Sysco Corp.[x]	219,989
11,000	The Allstate Corp.x (a)	316,030
3,000	Thermo Fisher Scientific, Inc.† x	147,150
6,900	Thomas & Betts Corp.† (a)	239,430
11,600	Tidewater, Inc.[x]	449,152
3,500	Time Warner Cable, Inc.[x]	182,280
3,100	Travelers Cos., Inc.x (a)	152,675
15,000	U.S. Bancorpx (a)	335,250
21,200	Valero Energy Corp.[x]	381,176
4,000	Wal-Mart Stores, Inc.[x]	192,280
9,000	Wells Fargo & Co.[x]	230,400

Total Common Stocks (Cost $25,978,110)		24,611,252

		Interest	Maturity
Principal Amount		Rate	Date	Value

Corporate Bonds (0.7%)
$100,000	American General Finance Corp.	4.63%	09/01/10	$99,750
70,000	American International Group, Inc.(a)	5.38%	10/18/11	70,350

Total Corporate Bonds (Cost $163,864)				170,100

Collateral for Securities on Loan (18.5%)
4,424,264	State Street Navigator Prime Portfolio			4,424,264

Total Collateral for Securities on Loan (Cost $4,424,264)				4,424,264
3	SCHEDULE OF INVESTMENTS

	Interest	Maturity
Principal Amount	Rate	Date	Value

Total Investments 121.8% (Cost $30,566,238)			29,205,616
LIabilities Less Other Assets (21.8)%			(5,225,271)
Net Assets 100.0%			$23,980,345
The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

x	Portion of security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of June 30, 2010.

ADR	American Depositary Receipt
4	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2010 (UNAUDITED)

Shares	Short Security	Value

65,000	SPDR S&P 500 ETF Trust	$6,709,300

Total Securities Sold Short (Proceeds $7,553,987)		$6,709,300
5	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Computer Hardware	8.7%
Other Diversified Financial Services	5.5%
Industrial Machinery	5.1%
Life & Health Insurance	4.8%
Industrial Conglomerates	4.2%
Pharmaceuticals	3.4%
Property & Casualty Insurance	3.2%
Packaged Foods & Meats	3.0%
Construction & Farm Machinery & Heavy Trucks	2.9%
Integrated Oil & Gas	2.7%
Consumer Finance	2.5%
Diversified Banks	2.4%
Health Care Equipment	2.3%
Diversified Chemicals	2.1%
Integrated Telecommunication Services	2.0%
IT Consulting & Other Services	2.0%
Systems Software	2.0%
Gold	1.9%
Aerospace & Defense	1.9%
Specialty Chemicals	1.9%
Electrical Components & Equipment	1.9%
Oil & Gas Equipment & Services	1.9%
Restaurants	1.8%
Soft Drinks	1.6%
Wireless Telecommunication Services	1.6%
Oil & Gas Refining & Marketing	1.6%
Cable & Satellite	1.6%
Computer & Electronics Retail	1.6%
Steel	1.6%
Railroads	1.6%
Home Improvement Retail	1.5%
Multi-line Insurance	1.4%
Data Processing & Outsourced Services	1.3%
Tobacco	1.3%
Health Care Distributors	1.2%
1	Percentages are based upon long positions as a percentage of net assets.

Airlines	1.2%
Diversified Metals & Mining	1.2%
Health Care Services	1.1%
Paper Packaging	1.0%
Household Products	1.0%
Biotechnology	0.9%
Food Distributors	0.9%
Homefurnishing Retail	0.9%
Construction & Engineering	0.8%
Hypermarkets & Super Centers	0.8%
Apparel Retail	0.7%
General Merchandise Stores	0.7%
Communications Equipment	0.7%
Technology Distributors	0.6%
Life Sciences Tools & Services	0.6%
Marine	0.5%
Multi-Utilities	0.4%
Food Retail	0.3%
Drug Retail	0.3%
102.6%
2	Percentages are based upon long positions as a percentage of net assets.

Sector Composition
Industrials	20.1%
Financial	19.8%
Information Technology	15.3%
Materials	9.7%
Health Care	9.5%
Leisure and Consumer Staples	9.3%
Consumer Discretionary	8.7%
Energy	6.2%
Telecommunication & Utilities	4.0%
102.6%
3	Percentages are based upon long positions as a percentage of net assets.

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.7%)
5,800	3M Co.[x]	$458,142
4,500	Accenture PLC, Class Ax	173,925
6,000	AGL Resources, Inc.[x]	214,920
3,500	Alaska Air Group, Inc.x †	157,325
2,500	Alliance Resource Partners, L.P.	112,425
18,300	Altria Group, Inc.[x]	366,732
4,800	Amdocs Ltd.† (a)	128,880
2,700	America Movil S.A.B. de C.V., Series L, ADR	128,250
4,400	American Financial Group, Inc.(a)	120,208
4,300	Ameriprise Financial, Inc.[x]	155,359
15,800	Amerisource-Bergen Corp.[x]	501,650
4,800	AMETEK, Inc.[x]	192,720
3,500	Apple, Inc.x †	880,355
3,200	Arrow Electronics, Inc.† (a)	71,520
3,900	Assurant, Inc.(a)	135,330
1,100	AutoZone, Inc.x †	212,542
3,100	Avnet, Inc.† (a)	74,741
17,300	Bank of America Corp.[x]	248,601
9,300	Barnes Group, Inc.[x]	152,427
2,400	Barrick Gold Corp.	108,984
4,000	Bed Bath & Beyond, Inc.x †	148,320
5,200	Best Buy Co., Inc.[x]	176,072
1,500	BHP Billiton Ltd., ADR(a)	92,985
2,900	CACI International, Inc., Class Ax †	123,192
14,700	Calgon Carbon Corp.x †	194,628
11,900	Campbell Soup Co.[x]	426,377
7,000	Cardinal Health, Inc.[x]	235,270
5,500	Cash America International, Inc.[x]	188,485
3,300	Caterpillar, Inc.(a)	198,231
3,400	CEC Entertainment, Inc.† (a)	119,884
4,000	Chevron Corp.[x]	271,440
1,900	Clorox Co.[x]	118,104
2,900	Cognizant Technology Solutions Corp., Class A†	145,174
5,500	Con-way, Inc.[x]	165,110
1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

11,100	ConAgra Foods, Inc.[x]	$258,852
8,000	ConocoPhillips[x]	392,720
7,800	Constellation Brands, Inc., Class A† (a)	121,836
3,100	Cooper Industries PLC	136,400
1,200	Covance, Inc.† (a)	61,584
2,900	Credicorp, Ltd.[x]	263,581
9,800	CSX Corp.[x]	486,374
4,200	Darden Restaurants, Inc.[x]	163,170
2,600	Deere & Co.(a)	144,768
9,000	Delphi Financial Group, Inc., Class Ax	219,690
8,200	Delta Air Lines, Inc.† (a)	96,350
4,200	DIRECTV, Class Ax †	142,464
5,400	Dollar Tree, Inc.x †	224,802
2,600	Dover Corp.(a)	108,654
2,600	Eaton Corp.[x]	170,144
8,300	Express Scripts, Inc.x †	390,266
14,500	Ezcorp, Inc., Class Ax †	268,975
5,700	Family Dollar Stores, Inc.[x]	214,833
1,700	FMC Corp.(a)	97,631
3,400	Freeport-McMoRan Copper & Gold, Inc.[x]	201,042
1,700	General Dynamics Corp.(a)	99,552
15,900	General Electric Co.[x]	229,278
10,700	Hewlett-Packard Co.[x]	463,096
10,300	Home Depot, Inc.x (a)	289,121
4,300	Honeywell International, Inc.[x]	167,829
15,800	Horace Mann Educators Corp.[x]	241,740
17,000	Intel Corp.x (a)	330,650
2,400	International Business Machines Corp.[x]	296,352
3,400	Intuit, Inc.† (a)	118,218
3,400	Jacobs Engineering Group, Inc.† (a)	123,896
3,600	JOS A. Bank Clothiers, Inc.x †	194,364
12,700	KBR, Inc.[x]	258,318
5,100	Loews Corp.[x]	169,881
14,100	Lowe’s Cos., Inc.[x]	287,922
4,000	Lubrizol Corp.[x]	321,240
5,600	McDonald’s Corp.[x]	368,872
4,100	Medicis Pharmaceutical Corp., Class A(a)	89,708
27,700	Microsoft Corp.[x]	637,377
3,700	Middleby Corp.x †	196,803
2,500	Murphy Oil Corp.(a)	123,875
2	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

7,900	NASDAQ OMX Group, Inc.x †	$140,462
4,600	Newmont Mining Corp.[x]	284,004
2,200	Northrop Grumman Corp.(a)	119,768
4,000	Nucor Corp.[x]	153,120
7,800	NYSE Euronext[x]	215,514
3,500	O’Reilly Automotive, Inc.x †	166,460
3,900	Occidental Petroleum Corp.[x]	300,885
14,800	Olin Corp.[x]	267,732
4,300	Omnicom Group, Inc.[x]	147,490
4,000	ONEOK, Inc.[x]	173,000
2,700	PACCAR, Inc.(a)	107,649
2,000	Parker Hannifin Corp.(a)	110,920
3,800	Patterson Cos., Inc.[x]	108,414
8,100	PepsiCo, Inc.[x]	493,695
3,900	PNC Financial Services Group, Inc.[x]	220,350
7,100	Protective Life Corp.[x]	151,869
6,800	Prudential Financial, Inc.[x]	364,888
4,000	Reliance Steel & Aluminum Co.[x]	144,600
2,400	Ross Stores, Inc.(a)	127,896
1,200	Siemens AG, ADR[x]	107,436
4,200	Snap-on, Inc.[x]	171,822
2,700	StanCorp Financial Group, Inc.	109,458
2,000	Stanley Black & Decker, Inc.	101,040
11,600	Steel Dynamics, Inc.[x]	153,004
4,000	Stryker Corp.[x]	200,240
5,400	Sun Life Financial, Inc.[x]	142,074
3,300	Sunoco, Inc.(a)	114,741
11,400	Sysco Corp.[x]	325,698
5,000	Target Corp.[x]	245,850
3,600	Teva Pharmaceutical Industries, Ltd., ADR[x]	187,164
9,200	The Allstate Corp.[x]	264,316
15,000	The Walt Disney Co.[x]	472,500
5,500	Thomas & Betts Corp.x †	190,850
5,400	Time Warner Cable, Inc.[x]	281,232
6,500	Time Warner, Inc.[x]	187,915
6,500	TJX Cos., Inc.[x]	272,675
4,800	Torchmark Corp.[x]	237,648
2,400	Travelers Cos., Inc.[x]	118,200
13,100	U.S. Bancorp[x]	292,785
6,100	Union Pacific Corp.[x]	424,011
3	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

8,000	United Technologies Corp.[x]	$519,280
4,600	Vale S.A., ADR(a)	112,010
6,200	Valero Energy Corp.(a)	111,476
4,900	Varian Medical Systems, Inc.x †	256,172
4,000	Viacom, Inc., Class B	125,480
18,600	Wells Fargo & Co.[x]	476,160
3,900	Wisconsin Energy Corp.[x]	197,886
1,900	WW Grainger, Inc.[x]	188,955
6,100	Xcel Energy, Inc.(a)	125,721

Total Common Stocks (Cost $26,559,206)		26,883,051

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Put Option Purchased (0.7%)
S&P 500 INDEX, July 2010, $950	260	183,300

Total Put Option Purchased (Cost $154,275)		183,300

Principal Amount		Value

Collateral for Securities on Loan (10.3%)
2,814,014	State Street Navigator Prime Portfolio	$2,814,014

Total Collateral for Securities on Loan (Cost $2,814,014)		2,814,014

Short-Term Investment (4.7%)
$1,269,415	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/10	1,269,415
Total Short-Term Investment (Cost $1,269,415)		1,269,415
Total Investments 114.4% (Cost $30,796,910)		31,149,780
LIabilities Less Other Assets (14.4)%		(3,928,138)
Net Assets 100.0%		$27,221,642

The accompanying notes are an integral part of the financial statements.

x	Portion of security is pledged as collateral for call options written.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2010.

ADR	American Depositary Receipt
4	SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF WRITTEN CALL OPTIONS
June 30, 2010 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

S&P 500 INDEX, July 2010, $1,070	160	141,600
S&P 500 INDEX, July 2010, $1,065	160	168,800

Total Options Written (Premiums received $434,124)		$310,400

The accompanying notes are an integral part of this Schedule of Written Call Options.
5	SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Industry Composition
Computer Hardware	6.0%
Life & Health Insurance	4.5%
Integrated Oil & Gas	4.0%
Diversified Banks	3.7%
Industrial Machinery	3.4%
Railroads	3.4%
Aerospace & Defense	3.3%
Health Care Distributors	3.1%
Industrial Conglomerates	2.9%
Movies & Entertainment	2.9%
General Merchandise Stores	2.5%
Packaged Foods & Meats	2.5%
Multi-line Insurance	2.5%
Restaurants	2.4%
Systems Software	2.3%
Apparel Retail	2.2%
Home Improvement Retail	2.1%
IT Consulting & Other Services	2.1%
Electrical Components & Equipment	1.9%
Soft Drinks	1.8%
Consumer Finance	1.7%
Health Care Equipment	1.7%
Steel	1.7%
Construction & Farm Machinery & Heavy Trucks	1.7%
Cable & Satellite	1.6%
Diversified Metals & Mining	1.5%
Gold	1.4%
Health Care Services	1.4%
Gas Utilities	1.4%
Property & Casualty Insurance	1.4%
Construction & Engineering	1.4%
Automotive Retail	1.4%
Tobacco	1.4%
Diversified Chemicals	1.3%
Specialized Finance	1.3%
1	Percentages are based upon common stocks as a percentage of net assets.

Semiconductors	1.2%
Food Distributors	1.2%
Multi-Utilities	1.2%
Specialty Chemicals	1.2%
Pharmaceuticals	1.0%
Airlines	0.9%
Other Diversified Financial Services	0.9%
Oil & Gas Refining & Marketing	0.8%
Regional Banks	0.8%
Commodity Chemicals	0.7%
Trading Companies & Distributors	0.7%
Computer & Electronics Retail	0.7%
Trucking	0.6%
Asset Management & Custody Banks	0.6%
Homefurnishing Retail	0.6%
Advertising	0.5%
Technology Distributors	0.5%
Wireless Telecommunication Services	0.5%
Distillers & Vintners	0.5%
Application Software	0.4%
Household Products	0.4%
Coal & Consumable Fuels	0.4%
Household Appliances	0.4%
Life Sciences Tools & Services	0.2%
98.7%
2	Percentages are based upon common stocks as a percentage of net assets.

Sector Composition
Industrials	20.1%
Financial	17.3%
Consumer Discretionary	17.2%
Information Technology	12.7%
Materials	7.8%
Leisure and Consumer Staples	7.8%
Health Care	7.5%
Energy	5.2%
Telecommunication & Utilities	3.1%
98.7%
3	Percentages are based upon common stocks as a percentage of net assets.

NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)
1. Organization
The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:
The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”).
The Consumer Discretionary Fund, Energy Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Leisure and Consumer Staples Fund, Materials Fund and Telecommunication & Utilities Fund offer one class of shares. The Asia-Pacific Region Fund and the Europe Fund offer five classes of shares: Class S, Class I, Class C, Class Z and Class A. The International Equity Fund offers six classes of shares: Class S, Class I, Class C, Class Z, Class A and Class Q. The Core Equity Fund, Equity Income Fund, Long/Short Fund and Risk-Managed Equity Fund offer four classes of shares: Class I, Class C, Class Z and Class A. The Bond Fund offers three classes of shares: Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees, registration costs and transfer agent costs and that each class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.
The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers.
In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedule of Investments. The preparation of Schedule of Investments is in conformity with accounting principles generally accepted in the United States of America which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedule of Investments, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Investment Valuation
The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.
The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.
Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.
The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.
Investments in other open-end investment companies are valued at net asset value.
Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 —	significant unobservable inputs.
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2010:

	LEVEL 1		LEVEL 2
		Liabilities in
	Investments	Securities Sold Short	Investments
Fund Name	in Securities	and Written Options	in Securities

ICON Consumer Discretionary Fund
Common Stock	$17,317,354	$—	$—
Collateral for Securities on Loan	—	—	4,618,199

Total	$17,317,354	$—	$4,618,199

ICON Energy Fund
Common Stock	$481,918,797	$—	$—
Collateral for Securities on Loan	—	—	50,490,105
Short-Term Investments	—	—	1,671,492

Total	$481,918,797	$—	$52,161,597

ICON Financial Fund
Common Stock	$59,585,006	$—	$—
Short-Term Investments	—	—	127,589

Total	$59,585,006	$—	$127,589

ICON Healthcare Fund
Common Stock	$84,419,798	$—	$—
Collateral for Securities on Loan	—	—	24,895,518
Short-Term Investments	—	—	1,628,276

Total	$84,419,798	$—	$26.523,794

ICON Industrials Fund
Common Stock	$60,671,745	$—	$—
Collateral for Securities on Loan	—	—	17,638,731

Total	$60,671,745	$—	$17,638,731

ICON Information Technology Fund
Common Stock	$75,758,370	$—	$—
Collateral for Securities on Loan	—	—	16,588,434
Short-Term Investments	—	—	270,377

Total	$75,758,370	$—	$16,858,811

ICON Leisure and Consumer Staples Fund
Common Stock	$29,821,802	$—	$—
Collateral for Securities on Loan	—	—	8,672,275
Short-Term Investments	—	—	3,014

Total	$29,821,802	$—	$8,675,289

ICON Materials Fund
Common Stock	$77,596,865	$—	$—
Collateral for Securities on Loan	—	—	23,112,701
Short-Term Investments	—	—	1,920,867

Total	$77,596,865	$—	$25,033,568

ICON Telecommunication & Utilities Fund
Common Stock	$24,168,209	$—	$—

Total	$24,168,209	$—	$—

ICON Asia-Pacific Region Fund
Common Stock
Japan	$710,823	$—	$15,036,268
Hong Kong	—	—	13,679,503
Korea	—	—	8,625,110
Australia	—	—	4,667,580
Singapore	—	—	4,345,132
India	—	—	3,555,762
Thailand	—	—	3,327,667
Other Countries	—	—	6,049,753
Collateral for Securities on Loan	—	—	5,062,518
Short-Term Investments	—	—	1,115,363
Forward Foreign Currency Contracts	—	—	224,856

Total	$710,823	$—	$65,689,512

ICON Europe Fund
Common Stock
United Kingdom	$—	$—	$8,073,079
Germany	—	—	6,487,174
Switzerland	—	—	5,811,482
France	—	—	5,259,813
Belgium	—	—	2,778,027
Other Countries	314,632	—	11,347,958
Collateral for Securities on Loan	—	—	2,575,433
Short-Term Investments	—	—	2,355,867
Forward Foreign Currency Contracts	—	—	197,684

Total	$314,632	$—	$44,886,517

	LEVEL 1		LEVEL 2
		Liabilities in
	Investments	Securities Sold Short	Investments
Fund Name	in Securities	and Written Options	in Securities
ICON International Equity Fund
Common Stock
Hong Kong	$—	$—	$15,423,993
Korea	—	—	10,747,377
Canada	7,685,831	—	—
United Kingdom	—	—	6,491,827
Germany	—	—	5,402,537
France	—	—	4,889,104
Japan	—	—	4,832,453
Other Countries	4,603,994	—	26,030,263
Preferred Stock	4,678,106	—	—
Collateral for Securities on Loan	—	—	5,417,605
Short-Term Investments	—	—	1,732,920
Forward Foreign Currency Contracts	—	—	647,507

Total	$16,967,931	$—	$81,615,586

ICON Bond Fund
Corporate Bonds	$—	$—	$138,709,924
U.S. Government and U.S. Government Agency Bonds	—	—	16,440,746
Collateral for Securities on Loan	—	—	30,248,755
Short-Term Investments	—	—	2,787,724
Foreign Government Bonds	—	—	555,000

Total	$—	$—	$188,742,149

ICON Core Equity Fund
Common Stock	$91,582,762	$—	$—
Call Options Purchased	5,100	—	—
Collateral for Securities on Loan	—	—	26,963,921
Short-Term Investments	—	—	2,326,812

Total	$91,587,862	$—	$29,290,733

ICON Equity Income Fund
Common Stock	$32,616,631	$—	$—
Corporate Bonds	—	—	2,370,676
U.S. Government and U.S. Government Agency Bonds	—	—	888,529
Preferred Stock	1,058,485	—	389,332
Call Options Purchased	273,352	—	—
Collateral for Securities on Loan	—	—	11,257,688
Short-Term Investments	—	—	333,854
Convertible Bonds	—	—	997,499

Total	$33,948,468	$—	$16,237,578

ICON Long/Short Fund
Common Stock	$24,611,252	$—	$—
Corporate Bonds	—	—	170,100
Preferred Stock	—	—	—
Collateral for Securities on Loan	—	—	4,424,264
Short-Term Investments	—	—	—
Mutual Funds	—	(6,709,300)	—

Total	$24,611,252	$(6,709,300)	$4,594,364

ICON Risk-Managed Equity Fund
Common Stock	$26,883,051	$—	$—
Collateral for Securities on Loan	—	—	2,814,014
Short-Term Investments	—	—	1,269,415
Put Options Purchased	183,300	—	—
Call Options Written	—	(310,400)	—

Total	$27,066,351	$(310,400)	$4,083,429
There were no Level 3 securities held in any of the Funds at June 30, 2010.
As of June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.
Forward Foreign Currency Contracts
The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.
These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.
These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At June 30, 2010, the Asia-Pacific Region Fund, Europe Fund and International Equity Fund had outstanding forward foreign currency contracts that are listed on the Schedule of Investments.
Options Transactions
The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.
Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.
When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.
Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.
As of June 30, 2010, the Equity Income Fund and Core Equity Fund engaged in purchased call option transactions, and the Risk-Managed Equity Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Funds Schedule of Investments.

The Risk-Managed Equity Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. Such collateral is restricted from the Fund’s use. The securities pledged as collateral are included on the Schedule of Investments.
The number of options contracts written and the premiums received by the Risk-Managed Equity Fund during the period ended June 30, 2010, were as follows:

	Risk-Managed Equity Fund
	Number of	Premiums
	Contracts	Received

Options outstanding, beginning of period	410	$1,358,925
Options written during period	15,249	25,717,757
Options expired during period	—	—
Options closed during period	(15,339)	(26,642,558)
Options exercised during period	—	—

Options outstanding, end of period	320	$434,124

Short Sales
The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.
Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of June 30, 2010, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.
Securities Lending
Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.
All loans will be continuously secured by collateral which consists of cash. The cash collateral is disclosed on the Schedule of Investments.
As of June 30, 2010, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$4,497,702	$4,618,199
ICON Energy Fund	49,120,636	50,490,105
ICON Healthcare Fund	24,086,608	24,895,518
ICON Industrials Fund	17,036,959	17,638,731
ICON Information Technology Fund	15,941,819	16,588,434
ICON Leisure and Consumer Staples Fund	8,429,748	8,672,275
ICON Materials Fund	22,297,987	23,112,701
ICON Asia-Pacific Region Fund	4,809,616	5,062,518
ICON Europe Fund	2,426,476	2,575,433
ICON International Equity Fund	5,123,438	5,417,605
ICON Bond Fund	29,612,918	30,248,755

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Equity Income Fund	10,854,984	11,257,688
ICON Core Equity Fund	26,061,301	26,963,921
ICON Long/Short Fund	4,120,842	4,424,264
ICON Risk-Managed Equity Fund	2,665,328	2,814,014
The value of the collateral above could include collateral held for securities that were sold on or before June 30, 2010. It may also include collateral received from the prefunding of loans.
Income Taxes
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.
The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investment Income
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.
Investment Transactions
Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.
Allocation of Income and Expenses
Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.
3. Subsequent Events
Management has evaluated subsequent events through August 16, 2010, the date of this filing.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 16, 2010

By (Signature and Title)*	/s/ Erik L. Jonson

Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date August 16, 2010

*	Print the name and title of each signing officer under his or her signature.